UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable High Yield ETF Fidelity® Sustainable High Yield ETF : FSYD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Sustainable High Yield ETF for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable High Yield ETF	$ 57	0.55%
What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending August 31, 2025, helped by resilient fundamentals, falling yields, compressed spreads and a steady economy against the backdrop of a possible September rate cut.
•Against this backdrop, the fund's core investment in high-yield bonds gained 8.45% and contributed to performance versus the ICE BofA US High Yield Constrained Index for the fiscal year. By industry, security selection was the primary contributor, led by telecommunications. Security selection in real estate and automotive also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in EchoStar (+86%). The second-largest relative contributor was our stake in Windstream (+27%), which was not held at period end. A non-benchmark stake in Rivian gained 24% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. Also hurting our result were security selection and an overweight in utility and security selection and an underweight in media.
•The biggest individual relative detractor was an overweight in Sunnova Energy (-100%). A second notable relative detractor was our stake in Bausch Health (+2%).
•Notable changes in positioning include increased exposure to the health care industry and a lower allocation to capital goods.

Application of FMR's environmental, social and governance ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 15, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Sustainable High Yield ETF - NAV A	8.40%	5.59%
ICE® BofA® US High Yield Constrained IndexA	8.13%	5.53%
ICE® US High Yield Best-in-Class ESG IndexA	8.36%	5.36%
Bloomberg U.S. Universal Bond IndexA	3.72%	0.96%
A   From February 15, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$56,561,186
Number of Holdings	415
Total Advisory Fee	$232,066
Portfolio Turnover	104%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 1.3
BB - 41.9
B - 35.3
CCC,CC,C - 17.4
D - 0.0
Not Rated - 1.6
Equities - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 90.9
Bank Loan Obligations - 6.0
Preferred Securities - 0.6
Common Stocks - 0.6
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.0
Canada - 2.5
France - 1.7
United Kingdom - 1.2
Zambia - 0.8
Israel - 0.7
Australia - 0.7
Luxembourg - 0.5
Finland - 0.5
Others - 3.4

TOP HOLDINGS (% of Fund's net assets)
CCO Holdings LLC / CCO Holdings Capital Corp	3.2
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	2.3
CVS Health Corp	2.0
Univision Communications Inc	2.0
CHS/Community Health Systems Inc	2.0
Tenet Healthcare Corp	1.8
PG&E Corp	1.7
Hilton Domestic Operating Co Inc	1.7
Block Inc	1.7
Chemours Co/The	1.7
20.1
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913683.101    6508-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Preferred Securities & Income ETF Fidelity® Preferred Securities & Income ETF : FPFD Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Preferred Securities & Income ETF for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Preferred Securities & Income ETF	$ 60	0.59%
What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending August 31, 2025, helped by resilient fundamentals, falling yields, compressed spreads and a steady economy against the backdrop of a possible September rate cut.
•Against this backdrop, security selection in the utility industry was the primary detractor from the fund's performance versus the ICE U.S. All Capital Securities Constrained Custom Index for the fiscal year. Security selection in real estate hampered the fund's relative result to a much lesser extent.
•The largest individual relative detractor was an overweight in Southern (-7%). This period we increased our position in Southern, which was one of the fund's biggest holdings. A second notable relative detractor was an overweight in SCE Trust VI (-16%). This period we increased our position in SCE Trust VI. A non-index stake in U.S. Treasury bonds returned -1% and notably hurt.
•In contrast, the biggest contributors to performance versus the index were security selection and an overweight in energy. Picks in consumer goods and financial services also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Enbridge (+10%). This period we increased our stake in Enbridge. The company was the top holding this period. The second-largest relative contributor was an overweight in Energy Transfer (+9%). It was the fund's largest holding at period end. Not owning QVC Group, an index component that returned -81%, was another notable relative contributor.
•Notable changes in positioning include decreased exposure to the sovereign industry and a higher allocation to utility.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Preferred Securities & Income ETF - NAV A	4.76%	1.42%
ICE® BofA® US All Capital Securities IndexA	5.63%	1.89%
ICE U.S. All Capital Securities Constrained Custom IndexA	5.65%	1.78%
Bloomberg U.S. Universal Bond IndexA	3.72%	-0.12%
A   From June 15, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$64,111,242
Number of Holdings	318
Total Advisory Fee	$323,304
Portfolio Turnover	56%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 7.9
BBB - 26.4
BB - 28.3
B - 1.5
CCC,CC,C - 0.6
Not Rated - 0.0
Equities - 32.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Preferred Securities - 40.6
Preferred Stocks - 32.2
Corporate Bonds - 24.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.5
Canada - 7.3
Japan - 4.7
United Kingdom - 1.3
Germany - 0.8
Ireland - 0.7
France - 0.6
Netherlands - 0.1
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
Citigroup Inc	4.7
Goldman Sachs Group Inc/The	3.8
Energy Transfer LP	3.7
Enbridge Inc	3.7
BP Capital Markets PLC	2.9
Bank of New York Mellon Corp/The	2.3
JPMorgan Chase & Co	2.3
Southern Co/The 4.2%	1.9
Prudential Financial Inc	1.8
Nippon Life Insurance Co	1.8
28.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913676.101    6414-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Enhanced High Yield ETF Fidelity® Enhanced High Yield ETF : FDHY Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Enhanced High Yield ETF for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced High Yield ETF	$ 37	0.36%
What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending August 31, 2025, helped by resilient fundamentals, falling yields, compressed spreads and a steady economy against the backdrop of a possible September rate cut.
•Against this backdrop, the fund's core investment in high-yield bonds increased 7.67% and contributed to performance versus the ICE BofA BB-B US High Yield Constrained Index for the fiscal year. By industry, security selection was the primary contributor, led by retail. Security selection in consumer goods and capital goods also boosted the fund's relative result.
•The top individual relative contributor was New Fortress Energy (-64%). It was not held in the fund on August 31. A second notable relative contributor was an overweight in Herbalife (+28%). It also helped to hold Saks Global Enterprises (-42%). The security was sold by August 31.
•In contrast, the biggest detractors from performance versus the benchmark were security selection and an underweight in telecommunications. Our choices in financial services also hampered the fund's result. Also detracting was an overweight in energy.
•An overweight in Borr IHC (-6%) detracted from performance versus the benchmark. Borr IHC was not held at period end. Another notable relative detractor was an overweight in Algoma Steel (-7%). This was an investment we established this period. An untimely overweight in Mercer International (+4%) hurt relative performance. It was not held in the fund on August 31.
•Notable changes in positioning include higher allocations to the automotive and retail industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 12, 2018 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Enhanced High Yield ETF - NAV A	7.31%	4.28%	5.80%
ICE® BofA® BB-B US High Yield Constrained IndexA	7.19%	4.52%	5.10%
Bloomberg U.S. Universal Bond IndexA	3.72%	-0.17%	2.25%
A   From June 12, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$418,645,150
Number of Holdings	302
Total Advisory Fee	$1,318,412
Portfolio Turnover	79%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 3.3
BB - 42.0
B - 50.9
CCC,CC,C - 2.2
Not Rated - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 98.1
Preferred Securities - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.5
Canada - 7.4
United Kingdom - 3.2
Australia - 2.1
Italy - 1.2
Guatemala - 1.2
Israel - 0.8
Bailiwick Of Jersey - 0.8
Brazil - 0.7
Others - 3.1

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.3
AmeriGas Partners LP / AmeriGas Finance Corp	1.6
1011778 BC ULC / New Red Finance Inc	1.4
OneMain Finance Corp	1.4
DaVita Inc	1.3
Delek Logistics Partners LP / Delek Logistics Finance Corp	1.3
Brookfield Residential Properties Inc / Brookfield Residential US LLC	1.3
goeasy Ltd	1.3
RHP Hotel Properties LP / RHP Finance Corp	1.3
Resorts World Las Vegas LLC / RWLV Capital Inc	1.3
14.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913656.101    3088-TSRA-1025

Item 2.

Code of Ethics

As of the end of the period, August 31, 2025, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Enhanced High Yield ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF (the “Funds”):

Services Billed by PwC

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Enhanced High Yield ETF	$38,800	$-	$7,800	$1,000
Fidelity Preferred Securities & Income ETF	$39,100	$-	$7,800	$1,000
Fidelity Sustainable High Yield ETF	$38,000	$-	$7,900	$1,000

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Enhanced High Yield ETF	$37,700	$-	$7,600	$1,200
Fidelity Preferred Securities & Income ETF	$38,100	$-	$7,600	$1,200
Fidelity Sustainable High Yield ETF	$37,000	$-	$7,700	$1,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2025A	August 31, 2024A
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2025A	August 31, 2024A
PwC	$14,664,100	$15,034,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of August 31, 2025, the members of the Audit Committee were Donald F. Donahue, Vijay C. Advani, Thomas A. Kennedy, Karen B. Peetz, and Susan Tomasky.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Enhanced High Yield ETF
Fidelity® Preferred Securities & Income ETF

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Enhanced High Yield ETF
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Non-Convertible Corporate Bonds - 98.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 2.1%
Materials - 2.1%
Chemicals - 0.2%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (b)	1,105,000	1,017,445
Metals & Mining - 1.9%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (b)	1,000,000	950,871
Fortescue Treasury Pty Ltd 5.875% 4/15/2030 (b)	1,858,000	1,897,025
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (b)	500,000	513,168
Mineral Resources Ltd 8.5% 5/1/2030 (b)	4,129,000	4,285,614
		7,646,678
TOTAL AUSTRALIA		8,664,123
AUSTRIA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ams-OSRAM AG 12.25% 3/30/2029 (b)	1,350,000	1,461,902
BAILIWICK OF JERSEY - 0.8%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)	3,266,000	3,177,154
BRAZIL - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Karoon USA Finance Inc 10.5% 5/14/2029 (b)(c)	2,651,000	2,751,786
CANADA - 7.4%
Consumer Discretionary - 2.7%
Hotels, Restaurants & Leisure - 1.4%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)	2,750,000	2,571,302
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (b)	1,240,000	1,219,515
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)	2,000,000	2,048,520
		5,839,337
Household Durables - 1.3%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)	3,000,000	2,751,192
Brookfield Residential Properties Inc / Brookfield Residential US LLC 5% 6/15/2029 (b)	2,784,000	2,609,347
Empire Communities Corp 9.75% 5/1/2029 (b)	134,000	136,680
		5,497,219
TOTAL CONSUMER DISCRETIONARY		11,336,556

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Parkland Corp 6.625% 8/15/2032 (b)	1,000,000	1,029,927
Saturn Oil & Gas Inc 9.625% 6/15/2029 (b)	2,052,000	2,094,764
		3,124,691
Financials - 1.3%
Consumer Finance - 1.3%
goeasy Ltd 6.875% 2/15/2031 (b)	1,240,000	1,240,033
goeasy Ltd 7.375% 10/1/2030 (b)	2,530,000	2,606,687
goeasy Ltd 9.25% 12/1/2028 (b)	1,425,000	1,499,642
		5,346,362
Industrials - 1.1%
Aerospace & Defense - 0.2%
Bombardier Inc 6.75% 6/15/2033 (b)	330,000	343,154
Bombardier Inc 7.25% 7/1/2031 (b)	430,000	453,344
		796,498
Machinery - 0.9%
ATS Corp 4.125% 12/15/2028 (b)	458,000	438,130
New Flyer Holdings Inc 9.25% 7/1/2030 (b)	3,065,000	3,287,813
		3,725,943
TOTAL INDUSTRIALS		4,522,441

Materials - 1.0%
Metals & Mining - 1.0%
Algoma Steel Inc 9.125% 4/15/2029 (b)	1,435,000	1,272,051
Hudbay Minerals Inc 4.5% 4/1/2026 (b)	282,000	280,065
Taseko Mines Ltd 8.25% 5/1/2030 (b)	2,380,000	2,502,273
		4,054,389
Utilities - 0.6%
Electric Utilities - 0.4%
Emera Inc 6.75% 6/15/2076 (d)	1,725,000	1,735,830
Gas Utilities - 0.2%
AltaGas Ltd 7.2% 10/15/2054 (b)(d)	1,000,000	1,013,318
TOTAL UTILITIES		2,749,148

TOTAL CANADA		31,133,587
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC 7% 5/28/2030 (b)	700,000	716,408
FINLAND - 0.5%
Consumer Discretionary - 0.5%
Leisure Products - 0.5%
Amer Sports Co 6.75% 2/16/2031 (b)	2,037,000	2,123,316
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Viridien 10% 10/15/2030 (b)	1,090,000	1,089,270
GRAND CAYMAN (UK OVERSEAS TER) - 0.6%
Financials - 0.6%
Financial Services - 0.6%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)	2,265,000	2,330,449
GUATEMALA - 1.2%
Communication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA 4.5% 4/27/2031 (b)	3,205,000	2,982,269
Millicom International Cellular SA 7.375% 4/2/2032 (b)	1,829,000	1,885,241

TOTAL GUATEMALA		4,867,510
IRELAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
GGAM Finance Ltd 6.875% 4/15/2029 (b)	380,000	393,301
ISRAEL - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Energean PLC 6.5% 4/30/2027 (b)	3,255,000	3,218,951
ITALY - 1.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Telecom Italia Capital SA 7.2% 7/18/2036	1,175,000	1,243,796
Telecom Italia Capital SA 7.721% 6/4/2038	3,020,000	3,295,433
		4,539,229
Financials - 0.1%
Banks - 0.1%
UniCredit SpA 5.459% 6/30/2035 (b)(d)	150,000	150,566
UniCredit SpA 7.296% 4/2/2034 (b)(d)	328,693	350,646
		501,212
TOTAL ITALY		5,040,441
JAPAN - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Rakuten Group Inc 9.75% 4/15/2029 (b)	1,000,000	1,110,912
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Stena International SA 7.625% 2/15/2031 (b)	522,000	538,534
TANZANIA - 0.6%
Information Technology - 0.6%
Communications Equipment - 0.6%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)	2,500,000	2,587,500
TURKEY - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Eldorado Gold Corp 6.25% 9/1/2029 (b)	1,517,000	1,522,689
UNITED KINGDOM - 3.2%
Communication Services - 0.4%
Media - 0.4%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (b)	1,550,000	1,526,169
Consumer Discretionary - 1.2%
Specialty Retail - 1.2%
Belron UK Finance PLC 5.75% 10/15/2029 (b)	3,200,000	3,240,263
Jaguar Land Rover Automotive PLC 4.5% 10/1/2027 (b)	2,000,000	1,979,836
		5,220,099
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
EnQuest PLC 11.625% 11/1/2027 (b)	2,914,000	3,014,143
Ithaca Energy North Sea PLC 8.125% 10/15/2029 (b)	1,255,000	1,306,000
		4,320,143
Financials - 0.6%
Capital Markets - 0.3%
Marex Group PLC 5.829% 5/8/2028	1,000,000	1,013,595
Financial Services - 0.1%
Zegona Finance PLC 8.625% 7/15/2029 (b)	452,000	480,760
Insurance - 0.2%
Ardonagh Finco Ltd 7.75% 2/15/2031 (b)	324,000	339,055
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 7.25% 2/15/2031 (b)	550,000	568,121
		907,176
TOTAL FINANCIALS		2,401,531

TOTAL UNITED KINGDOM		13,467,942
UNITED STATES - 77.6%
Communication Services - 6.7%
Diversified Telecommunication Services - 0.9%
GCI LLC 4.75% 10/15/2028 (b)	3,830,000	3,729,980
Entertainment - 1.2%
Cinemark USA Inc 5.25% 7/15/2028 (b)	115,000	114,295
Live Nation Entertainment Inc 4.75% 10/15/2027 (b)	4,825,000	4,784,827
		4,899,122
Media - 4.6%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (b)(c)	2,136,000	1,854,641
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (b)	75,000	69,181
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (b)	1,040,000	927,638
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (b)	2,000,000	1,988,238
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (b)	2,133,000	2,122,333
Directv Financing LLC 8.875% 2/1/2030 (b)	2,491,000	2,472,808
DISH Network Corp 11.75% 11/15/2027 (b)	1,185,000	1,252,863
EchoStar Corp 10.75% 11/30/2029	2,085,000	2,243,981
Lamar Media Corp 3.625% 1/15/2031	2,120,000	1,963,165
Nexstar Media Inc 4.75% 11/1/2028 (b)(c)	1,302,000	1,278,062
Outfront Media Capital LLC / Outfront Media Capital Corp 4.25% 1/15/2029 (b)	105,000	100,914
TEGNA Inc 5% 9/15/2029	391,000	391,406
Univision Communications Inc 9.375% 8/1/2032 (b)	1,615,000	1,700,744
Warnermedia Holdings Inc 5.05% 3/15/2042	1,395,000	939,881
		19,305,855
TOTAL COMMUNICATION SERVICES		27,934,957

Consumer Discretionary - 12.4%
Automobile Components - 2.3%
Aptiv Swiss Holdings Ltd 6.875% 12/15/2054 (d)	3,000,000	3,032,125
Garrett Motion Holdings Inc / Garrett LX I Sarl 7.75% 5/31/2032 (b)	2,388,000	2,497,038
Patrick Industries Inc 4.75% 5/1/2029 (b)	886,000	869,091
Patrick Industries Inc 6.375% 11/1/2032 (b)(c)	1,000,000	1,014,403
Phinia Inc 6.625% 10/15/2032 (b)	2,104,000	2,160,867
		9,573,524
Automobiles - 0.2%
Thor Industries Inc 4% 10/15/2029 (b)	707,000	667,611
Broadline Retail - 1.1%
Evergreen Acqco 1 LP / TVI Inc 9.75% 4/26/2028 (b)	517,000	538,611
Wayfair LLC 7.75% 9/15/2030 (b)(c)	4,105,000	4,241,097
		4,779,708
Diversified Consumer Services - 0.1%
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)(c)	601,000	600,663
Hotels, Restaurants & Leisure - 4.1%
Carnival Corp 5.75% 8/1/2032 (b)	1,000,000	1,017,500
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (b)	950,000	957,838
Las Vegas Sands Corp 5.625% 6/15/2028	1,000,000	1,023,802
Light & Wonder International Inc 7.25% 11/15/2029 (b)	45,000	46,165
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875% 5/1/2029 (b)	1,972,000	1,907,748
Resorts World Las Vegas LLC / RWLV Capital Inc 4.625% 4/6/2031 (b)	1,800,000	1,517,866
Resorts World Las Vegas LLC / RWLV Capital Inc 8.45% 7/27/2030 (b)	3,646,000	3,665,832
Travel + Leisure Co 4.5% 12/1/2029 (b)(c)	2,455,000	2,378,227
Viking Cruises Ltd 9.125% 7/15/2031 (b)	320,000	344,770
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (b)	1,060,000	1,034,891
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)(c)	1,000,000	1,012,303
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (b)(c)	1,527,000	1,643,689
		16,550,631
Household Durables - 1.9%
Installed Building Products Inc 5.75% 2/1/2028 (b)	750,000	748,654
K Hovnanian Enterprises Inc 11.75% 9/30/2029 (b)	3,083,000	3,333,401
LGI Homes Inc 4% 7/15/2029 (b)(c)	883,000	807,122
Somnigroup International Inc 3.875% 10/15/2031 (b)(c)	3,453,000	3,158,961
		8,048,138
Specialty Retail - 2.3%
Advance Auto Parts Inc 7.375% 8/1/2033 (b)	1,625,000	1,665,625
Bath & Body Works Inc 6.875% 11/1/2035	187,000	194,762
Carvana Co 9% 12/1/2028 pay-in-kind (b)(d)	2,045,000	2,091,565
Carvana Co 9% 6/1/2031 pay-in-kind (b)(d)	2,310,700	2,621,693
SGUS LLC 11% 12/15/2029 (b)	197,727	173,799
Upbound Group Inc 6.375% 2/15/2029 (b)	3,105,000	3,043,217
		9,790,661
Textiles, Apparel & Luxury Goods - 0.4%
Kontoor Brands Inc 4.125% 11/15/2029 (b)	1,820,000	1,715,492
TOTAL CONSUMER DISCRETIONARY		51,726,428

Consumer Staples - 1.2%
Beverages - 0.2%
Primo Water Holdings Inc / Triton Water Holdings Inc 4.375% 4/30/2029 (b)	1,000,000	966,802
Consumer Staples Distribution & Retail - 0.5%
Performance Food Group Inc 4.25% 8/1/2029 (b)	1,801,000	1,744,042
US Foods Inc 4.75% 2/15/2029 (b)	45,000	44,324
		1,788,366
Food Products - 0.4%
Post Holdings Inc 4.625% 4/15/2030 (b)	612,000	590,202
Post Holdings Inc 6.375% 3/1/2033 (b)(c)	1,122,000	1,133,393
		1,723,595
Household Products - 0.1%
Energizer Holdings Inc 4.75% 6/15/2028 (b)	573,000	563,446
TOTAL CONSUMER STAPLES		5,042,209

Energy - 8.0%
Energy Equipment & Services - 0.7%
Noble Finance II LLC 8% 4/15/2030 (b)	885,000	916,235
Nustar Logistics LP 5.625% 4/28/2027	160,000	160,855
Valaris Ltd 8.375% 4/30/2030 (b)	2,092,000	2,177,952
		3,255,042
Oil, Gas & Consumable Fuels - 7.3%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp 8.625% 6/15/2029 (b)	712,000	752,423
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (b)	855,000	889,512
California Resources Corp 8.25% 6/15/2029 (b)	2,720,000	2,810,239
CITGO Petroleum Corp 6.375% 6/15/2026 (b)	715,000	714,545
Comstock Resources Inc 6.75% 3/1/2029 (b)	2,378,000	2,340,685
Comstock Resources Inc 6.75% 3/1/2029 (b)	1,100,000	1,084,429
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)	365,000	391,437
CVR Energy Inc 8.5% 1/15/2029 (b)(c)	500,000	505,387
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (b)	1,411,000	1,416,427
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (b)	945,000	945,613
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)	3,018,000	3,154,738
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)	981,000	1,004,051
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)	335,000	352,168
Harvest Midstream I LP 7.5% 5/15/2032 (b)	565,000	581,731
Harvest Midstream I LP 7.5% 9/1/2028 (b)	50,000	50,537
Kinetik Holdings LP 6.625% 12/15/2028 (b)	935,000	961,944
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)	700,000	692,280
Murphy Oil USA Inc 3.75% 2/15/2031 (b)(c)	1,250,000	1,157,240
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (b)	1,550,000	1,581,088
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)	1,301,000	1,310,812
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)	2,107,000	2,164,589
Summit Midstream Holdings LLC 8.625% 10/31/2029 (b)	2,019,000	2,013,330
TGNR Intermediate Holdings LLC 5.5% 10/15/2029 (b)	1,750,000	1,708,429
Venture Global LNG Inc 9.5% 2/1/2029 (b)	650,000	714,619
Venture Global LNG Inc 9.875% 2/1/2032 (b)	972,000	1,058,390
		30,356,643
TOTAL ENERGY		33,611,685

Financials - 11.5%
Capital Markets - 1.6%
Acadian Asset Management Inc 4.8% 7/27/2026	2,170,000	2,141,582
Focus Financial Partners LLC 6.75% 9/15/2031 (b)	641,000	662,393
Main Street Capital Corp 5.4% 8/15/2028	800,000	802,825
Prospect Capital Corp 3.364% 11/15/2026 (c)	2,200,000	2,117,280
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (b)	750,000	770,916
		6,494,996
Consumer Finance - 4.9%
Atlanticus Holdings Corp 9.75% 9/1/2030 (b)	825,000	820,649
Bread Financial Holdings Inc 8.375% 6/15/2035 (b)(d)	2,620,000	2,704,864
Bread Financial Holdings Inc 9.75% 3/15/2029 (b)(c)	2,150,000	2,297,518
Credit Acceptance Corp 6.625% 3/15/2030 (b)	500,000	506,468
Credit Acceptance Corp 9.25% 12/15/2028 (b)	650,000	686,195
Enova International Inc 9.125% 8/1/2029 (b)	4,150,000	4,376,009
FirstCash Inc 5.625% 1/1/2030 (b)(c)	814,000	812,654
OneMain Finance Corp 3.875% 9/15/2028	1,857,000	1,780,118
OneMain Finance Corp 6.625% 1/15/2028	731,000	749,476
OneMain Finance Corp 6.75% 3/15/2032 (c)	950,000	972,541
OneMain Finance Corp 7.125% 9/15/2032	925,000	963,166
OneMain Finance Corp 7.875% 3/15/2030	1,166,000	1,233,607
PROG Holdings Inc 6% 11/15/2029 (b)	1,050,000	1,019,708
Synchrony Financial 7.25% 2/2/2033	1,609,000	1,695,547
		20,618,520
Financial Services - 2.5%
Block Inc 6% 8/15/2033 (b)	305,000	313,127
Burford Capital Global Finance LLC 7.5% 7/15/2033 (b)	1,010,000	1,032,220
HA Sustainable Infrastructure Capital Inc 6.15% 1/15/2031	1,000,000	1,019,560
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)	500,000	494,942
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	347,000	292,049
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	150,000	146,327
Jefferson Capital Holdin 9.5% 2/15/2029 (b)	500,000	531,223
PennyMac Financial Services Inc 5.75% 9/15/2031 (b)(c)	1,085,000	1,064,554
PennyMac Financial Services Inc 6.75% 2/15/2034 (b)	825,000	830,629
PennyMac Financial Services Inc 6.875% 5/15/2032 (b)	1,850,000	1,894,099
PennyMac Financial Services Inc 7.875% 12/15/2029 (b)	1,115,000	1,185,126
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)(c)	1,135,000	1,176,842
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)	500,000	520,089
		10,500,787
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)	1,055,000	1,093,077
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (b)	500,000	511,113
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)	725,000	749,825
AmWINS Group Inc 6.375% 2/15/2029 (b)(c)	500,000	512,444
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)	854,000	886,187
		3,752,646
Mortgage Real Estate Investment Trusts (REITs) - 1.6%
Apollo Commercial Real Estate Finance Inc 4.625% 6/15/2029 (b)	2,161,000	2,077,554
Rithm Capital Corp 8% 4/1/2029 (b)	3,250,000	3,326,976
Rithm Capital Corp 8% 7/15/2030 (b)	1,305,000	1,332,366
		6,736,896
TOTAL FINANCIALS		48,103,845

Health Care - 4.8%
Health Care Equipment & Supplies - 0.8%
Bausch + Lomb Corp 8.375% 10/1/2028 (b)	853,000	888,527
Insulet Corp 6.5% 4/1/2033 (b)	165,000	171,063
Medline Borrower LP 5.25% 10/1/2029 (b)(c)	542,000	536,731
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)	1,630,000	1,674,491
		3,270,812
Health Care Providers & Services - 1.9%
DaVita Inc 3.75% 2/15/2031 (b)(c)	1,000,000	912,503
DaVita Inc 4.625% 6/1/2030 (b)	1,949,000	1,876,350
DaVita Inc 6.75% 7/15/2033 (b)(c)	1,850,000	1,917,392
DaVita Inc 6.875% 9/1/2032 (b)(c)	900,000	931,079
LifePoint Health Inc 11% 10/15/2030 (b)	1,600,000	1,763,800
LifePoint Health Inc 9.875% 8/15/2030 (b)	342,000	370,308
Star Parent Inc 9% 10/1/2030 (b)(c)	200,000	211,729
Tenet Healthcare Corp 5.125% 11/1/2027	99,500	99,211
		8,082,372
Health Care Technology - 0.2%
IQVIA Inc 6.25% 6/1/2032 (b)	740,000	762,804
Pharmaceuticals - 1.9%
1261229 BC Ltd 10% 4/15/2032 (b)	1,400,000	1,453,691
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (b)	355,000	365,265
Endo Finance Holdings Inc 8.5% 4/15/2031 (b)	460,000	489,719
HLF Financing Sarl LLC / Herbalife International Inc 12.25% 4/15/2029 (b)	2,293,000	2,487,972
HLF Financing Sarl LLC / Herbalife International Inc 4.875% 6/1/2029 (b)(c)	2,021,000	1,769,549
Jazz Securities DAC 4.375% 1/15/2029 (b)	1,500,000	1,468,420
		8,034,616
TOTAL HEALTH CARE		20,150,604

Industrials - 13.0%
Aerospace & Defense - 3.0%
Axon Enterprise Inc 6.25% 3/15/2033 (b)	490,000	506,518
BWX Technologies Inc 4.125% 6/30/2028 (b)	600,000	586,144
Moog Inc 4.25% 12/15/2027 (b)(c)	2,000,000	1,968,730
TransDigm Inc 4.625% 1/15/2029 (c)	2,500,000	2,446,288
TransDigm Inc 4.875% 5/1/2029	2,775,000	2,724,450
TransDigm Inc 6.25% 1/31/2034 (b)(c)	135,000	138,517
TransDigm Inc 6.375% 3/1/2029 (b)	500,000	511,917
TransDigm Inc 6.375% 5/31/2033 (b)	920,000	932,226
TransDigm Inc 6.875% 12/15/2030 (b)	2,588,000	2,683,743
		12,498,533
Building Products - 1.3%
Builders FirstSource Inc 4.25% 2/1/2032 (b)(c)	1,000,000	939,920
Builders FirstSource Inc 6.75% 5/15/2035 (b)	1,310,000	1,366,138
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (b)	375,000	387,881
Griffon Corp 5.75% 3/1/2028	2,506,000	2,502,384
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)	240,000	247,407
		5,443,730
Commercial Services & Supplies - 2.8%
ACCO Brands Corp 4.25% 3/15/2029 (b)(c)	643,000	576,777
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)	1,356,000	1,424,987
Brink's Co/The 6.5% 6/15/2029 (b)	590,000	606,751
Enviri Corp 5.75% 7/31/2027 (b)	1,010,000	998,646
GEO Group Inc/The 10.25% 4/15/2031	2,839,000	3,129,637
GEO Group Inc/The 8.625% 4/15/2029	1,310,000	1,386,207
GFL Environmental Inc 4% 8/1/2028 (b)	3,780,000	3,685,423
		11,808,428
Construction & Engineering - 0.9%
AECOM 6% 8/1/2033 (b)(c)	810,000	826,731
Arcosa Inc 4.375% 4/15/2029 (b)	487,000	472,851
Arcosa Inc 6.875% 8/15/2032 (b)	1,135,000	1,184,047
Dycom Industries Inc 4.5% 4/15/2029 (b)(c)	1,163,000	1,134,503
		3,618,132
Electrical Equipment - 0.6%
Atkore Inc 4.25% 6/1/2031 (b)	1,349,000	1,252,855
EnerSys 4.375% 12/15/2027 (b)(c)	1,238,000	1,216,473
		2,469,328
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (b)(c)	750,000	782,833
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)(c)	965,000	981,213
		1,764,046
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (b)	450,000	442,626
Machinery - 1.7%
Allison Transmission Inc 3.75% 1/30/2031 (b)	3,683,000	3,399,168
Allison Transmission Inc 5.875% 6/1/2029 (b)	607,000	611,730
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(d)	565,000	599,722
Enpro Inc 6.125% 6/1/2033 (b)	900,000	918,374
Wabash National Corp 4.5% 10/15/2028 (b)(c)	1,510,000	1,385,846
		6,914,840
Passenger Airlines - 1.3%
Allegiant Travel Co 7.25% 8/15/2027 (b)	3,802,000	3,867,741
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (b)	161,409	161,531
United Airlines Inc 4.375% 4/15/2026 (b)	1,070,900	1,067,392
United Airlines Inc 4.625% 4/15/2029 (b)	338,000	332,623
		5,429,287
Professional Services - 0.2%
CACI International Inc 6.375% 6/15/2033 (b)	715,000	737,481
Trading Companies & Distributors - 0.8%
BlueLinx Holdings Inc 6% 11/15/2029 (b)(c)	3,238,000	3,171,033
TOTAL INDUSTRIALS		54,297,464

Information Technology - 4.4%
Electronic Equipment, Instruments & Components - 0.3%
CPI CG Inc 10% 7/15/2029 (b)	322,000	337,054
Crane NXT Co 4.2% 3/15/2048	900,000	545,808
Lightning Power LLC 7.25% 8/15/2032 (b)	305,000	323,560
		1,206,422
IT Services - 2.5%
ASGN Inc 4.625% 5/15/2028 (b)	1,000,000	978,700
Cogent Communications Group LLC / Cogent Finance Inc 6.5% 7/1/2032 (b)(c)	1,395,000	1,327,970
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)(c)	2,873,000	2,862,418
CoreWeave Inc 9% 2/1/2031 (b)	605,000	598,947
CoreWeave Inc 9.25% 6/1/2030 (b)	4,560,000	4,576,348
		10,344,383
Semiconductors & Semiconductor Equipment - 0.5%
Entegris Inc 4.75% 4/15/2029 (b)(c)	2,203,000	2,171,337
Software - 1.1%
Cloud Software Group Inc 6.5% 3/31/2029 (b)	1,009,000	1,020,096
Consensus Cloud Solutions Inc 6.5% 10/15/2028 (b)	665,000	667,530
Fair Isaac Corp 6% 5/15/2033 (b)	910,000	922,210
Gen Digital Inc 6.75% 9/30/2027 (b)	10,000	10,178
Pagaya US Holdings Co LLC 8.875% 8/1/2030 (b)(c)	2,045,000	2,050,262
		4,670,276
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.125% 7/15/2029	203	182
TOTAL INFORMATION TECHNOLOGY		18,392,600

Materials - 5.8%
Chemicals - 2.7%
Chemours Co/The 5.75% 11/15/2028 (b)(c)	1,120,000	1,078,462
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (b)	3,905,000	3,899,610
LSB Industries Inc 6.25% 10/15/2028 (b)	1,060,000	1,051,669
Methanex US Operations Inc 6.25% 3/15/2032 (b)(c)	600,000	605,441
Minerals Technologies Inc 5% 7/1/2028 (b)	750,000	738,750
Olympus Water US Holding Corp 7.25% 6/15/2031 (b)(c)	350,000	357,382
Rain Carbon Inc 12.25% 9/1/2029 (b)(c)	3,405,000	3,655,642
		11,386,956
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)(c)	600,000	640,057
Containers & Packaging - 1.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)	360,000	359,999
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (b)(c)	485,000	491,948
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (b)	500,000	514,050
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)	1,870,000	1,892,259
Owens-Brockway Glass Container Inc 7.375% 6/1/2032 (b)(c)	866,000	873,020
Sealed Air Corp 6.5% 7/15/2032 (b)(c)	2,063,000	2,133,984
		6,265,260
Metals & Mining - 1.5%
Arsenal AIC Parent LLC 8% 10/1/2030 (b)	170,000	180,062
Century Aluminum Co 6.875% 8/1/2032 (b)	440,000	449,715
Compass Minerals International Inc 8% 7/1/2030 (b)	1,440,000	1,506,218
Novelis Corp 4.75% 1/30/2030 (b)	2,550,000	2,452,245
Novelis Corp 6.875% 1/30/2030 (b)(c)	800,000	830,090
SunCoke Energy Inc 4.875% 6/30/2029 (b)	775,000	707,487
		6,125,817
TOTAL MATERIALS		24,418,090

Real Estate - 6.5%
Diversified REITs - 0.7%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (b)	3,099,000	2,978,765
Hotel & Resort REITs - 1.9%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)(c)	2,500,000	2,433,403
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	210,000	216,842
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (b)(c)	1,000,000	977,228
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (b)(c)	3,196,000	3,284,862
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)	900,000	929,581
Service Properties Trust 5.25% 2/15/2026	181,000	180,927
		8,022,843
Real Estate Management & Development - 2.7%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (b)(c)	1,396,000	1,374,331
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (b)	2,045,000	2,172,323
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (b)(c)	1,528,000	1,543,060
Five Point Operating Co LP / Five Point Capital Corp 10.5% 1/15/2028 (b)(e)	3,619,000	3,644,116
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)	130,000	137,657
Howard Hughes Corp/The 4.125% 2/1/2029 (b)	1,544,000	1,476,945
Howard Hughes Corp/The 4.375% 2/1/2031 (b)	777,000	723,686
		11,072,118
Retail REITs - 0.2%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 4.5% 4/1/2027 (b)	358,000	351,810
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (b)	656,000	655,519
		1,007,329
Specialized REITs - 1.0%
Iron Mountain Inc 4.5% 2/15/2031 (b)	1,800,000	1,712,403
Millrose Properties Inc 6.375% 8/1/2030 (b)	2,470,000	2,492,230
		4,204,633
TOTAL REAL ESTATE		27,285,688

Utilities - 3.3%
Electric Utilities - 1.6%
Edison International 7.875% 6/15/2054 (c)(d)	965,000	953,964
Edison International 8.125% 6/15/2053 (c)(d)	2,400,000	2,400,854
NRG Energy Inc 3.375% 2/15/2029 (b)	2,334,000	2,211,353
Topaz Solar Farms LLC 5.75% 9/30/2039 (b)	1,000,000	1,008,900
		6,575,071
Gas Utilities - 1.6%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027	3,100,000	3,093,482
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (b)	2,571,000	2,653,226
AmeriGas Partners LP / AmeriGas Finance Corp 9.5% 6/1/2030 (b)(c)	925,000	968,966
		6,715,674
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.75% 10/15/2032 (b)	395,000	407,236
TOTAL UTILITIES		13,697,981

TOTAL UNITED STATES		324,661,551
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $402,160,302)		410,857,326

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Banks - 0.3%
Citigroup Inc 6.875% (d)(f) (Cost $1,210,000)	1,210,000	1,240,386

Money Market Funds - 9.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	1,433,922	1,434,208
Fidelity Securities Lending Cash Central Fund (g)(h)	4.36	37,855,117	37,858,903
TOTAL MONEY MARKET FUNDS (Cost $39,293,111)			39,293,111

TOTAL INVESTMENT IN SECURITIES - 107.8% (Cost $442,663,413)	451,390,823
NET OTHER ASSETS (LIABILITIES) - (7.8)%	(32,745,673)
NET ASSETS - 100.0%	418,645,150

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	112	12/19/2025	12,601,750	37,946	37,946
CBOT 5Y US Treasury Notes Contracts (United States)	12	12/31/2025	1,314,000	6,376	6,376

TOTAL FUTURES CONTRACTS					44,322
The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $360,241,223 or 86.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,485,704	163,322,091	165,373,587	201,334	-	-	1,434,208	1,433,922	0.0%
Fidelity Securities Lending Cash Central Fund	18,003,768	266,596,976	246,741,841	86,158	-	-	37,858,903	37,855,117	0.1%
Total	21,489,472	429,919,067	412,115,428	287,492	-	-	39,293,111

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Non-Convertible Corporate Bonds
Communication Services	38,867,865	-	38,867,865	-
Consumer Discretionary	74,694,465	-	74,694,465	-
Consumer Staples	5,042,209	-	5,042,209	-
Energy	48,116,526	-	48,116,526	-
Financials	59,076,700	-	59,076,700	-
Health Care	20,150,604	-	20,150,604	-
Industrials	59,358,439	-	59,358,439	-
Information Technology	22,442,002	-	22,442,002	-
Materials	39,375,699	-	39,375,699	-
Real Estate	27,285,688	-	27,285,688	-
Utilities	16,447,129	-	16,447,129	-

Preferred Securities
Financials	1,240,386	-	1,240,386	-

Money Market Funds	39,293,111	39,293,111	-	-
Total Investments in Securities:	451,390,823	39,293,111	412,097,712	-
Derivative Instruments:

Assets
Futures Contracts	44,322	44,322	-	-
Total Assets	44,322	44,322	-	-
Total Derivative Instruments:	44,322	44,322	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	44,322	-
Total Interest Rate Risk	44,322	-
Total Value of Derivatives	44,322	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Enhanced High Yield ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $36,402,234) - See accompanying schedule:
Unaffiliated issuers (cost $403,370,302)	$412,097,712
Fidelity Central Funds (cost $39,293,111)	39,293,111

Total Investment in Securities (cost $442,663,413)		$451,390,823
Segregated cash with brokers for derivative instruments		131,250
Cash		10,063
Receivable for fund shares sold		4,894,614
Interest receivable		7,370,540
Distributions receivable from Fidelity Central Funds		21,441
Total assets		463,818,731
Liabilities
Payable for investments purchased	$4,877,425
Distributions payable	2,315,300
Accrued management fee	120,442
Payable for daily variation margin on futures contracts	1,511
Collateral on securities loaned	37,858,903
Total liabilities		45,173,581
Net Assets		$418,645,150
Net Assets consist of:
Paid in capital		$444,243,897
Total accumulated earnings (loss)		(25,598,747)
Net Assets		$418,645,150
Net Asset Value, offering price and redemption price per share ($418,645,150 ÷ 8,550,000 shares)		$48.96
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$19,223
Interest		26,121,092
Income from Fidelity Central Funds (including $86,158 from security lending)		287,492
Total income		26,427,807
Expenses
Management fee	$1,318,412
Independent trustees' fees and expenses	1,376
Miscellaneous	609
Total expenses before reductions	1,320,397
Expense reductions	(3,865)
Total expenses after reductions		1,316,532
Net Investment income (loss)		25,111,275
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,257,395)
Redemptions in-kind	1,057,178
Futures contracts	(210,060)
Swaps	(37,933)
Total net realized gain (loss)		(448,210)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,289,153
Futures contracts	44,322
Total change in net unrealized appreciation (depreciation)		1,333,475
Net gain (loss)		885,265
Net increase (decrease) in net assets resulting from operations		$25,996,540
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,111,275	$19,886,765
Net realized gain (loss)	(448,210)	(3,217,822)
Change in net unrealized appreciation (depreciation)	1,333,475	16,281,667
Net increase (decrease) in net assets resulting from operations	25,996,540	32,950,610
Distributions to shareholders	(24,904,300)	(19,768,000)

Share transactions
Proceeds from sales of shares	138,781,750	109,808,672
Cost of shares redeemed	(55,382,669)	(77,087,375)

Net increase (decrease) in net assets resulting from share transactions	83,399,081	32,721,297
Total increase (decrease) in net assets	84,491,321	45,903,907

Net Assets
Beginning of period	334,153,829	288,249,922
End of period	$418,645,150	$334,153,829

Other Information
Shares
Sold	2,850,000	2,300,000
Redeemed	(1,150,000)	(1,650,000)
Net increase (decrease)	1,700,000	650,000

Financial Highlights
Fidelity® Enhanced High Yield ETF

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$48.78	$46.49	$46.22	$56.07	$54.49
Income from Investment Operations
Net investment income (loss) A,B	3.297	3.198	2.781	2.383	2.250
Net realized and unrealized gain (loss)	.125	2.264	.297	(8.748)	2.335
Total from investment operations	3.422	5.462	3.078	(6.365)	4.585
Distributions from net investment income	(3.242)	(3.172)	(2.808)	(2.355)	(2.195)
Distributions from net realized gain	-	-	-	(1.128)	(.808)
Total distributions	(3.242)	(3.172)	(2.808)	(3.483)	(3.003)
Net asset value, end of period	$48.96	$48.78	$46.49	$46.22	$56.07
Total Return C,D	7.31%	12.20%	6.90%	(11.85)%	8.66%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36%	.46%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.36%	.46%	.45%	.45%	.45%
Expenses net of all reductions, if any	.36%	.46%	.45%	.45%	.45%
Net investment income (loss)	6.81%	6.76%	6.02%	4.64%	4.07%
Supplemental Data
Net assets, end of period (000 omitted)	$418,645	$334,154	$288,250	$274,996	$277,532
Portfolio turnover rate G,H	79%	51%	84%	72%	177%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DBased on net asset value.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Preferred Securities & Income ETF
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Celcuity Inc 2.75% 8/1/2031 (Cost $10,000)	10,000	13,244

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CANADA - 0.1%
Utilities - 0.1%
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp 3 month U.S. LIBOR + 4.01%, 9.6032% (b)(c)	3,000	76,950
UNITED STATES - 0.3%
Financials - 0.1%
Financial Services - 0.1%
Apollo Global Management Inc Series A, 6.75%	800	57,414
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 8%	600	56,730
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp Series A, 6%	1,300	51,692
TOTAL UNITED STATES		165,836
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $231,522)		242,786

Non-Convertible Corporate Bonds - 24.1%
	Principal Amount (a)	Value ($)
CANADA - 6.0%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.4%
Bell Canada 6.875% 9/15/2055 (b)	140,000	142,984
Bell Canada 7% 9/15/2055 (b)	140,000	143,190
		286,174
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc 7% 4/15/2055 (b)	158,000	162,073
TOTAL COMMUNICATION SERVICES		448,247

Energy - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Enbridge Inc 8.5% 1/15/2084 (b)	1,575,000	1,781,662
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)	195,000	203,813
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)	195,000	202,916
TransCanada PipeLines Ltd 7% 6/1/2065 (b)	135,000	136,932
Transcanada Trust 5.3% 3/15/2077 (b)	161,000	159,960
Transcanada Trust 5.5% 9/15/2079 (b)	128,000	126,093
Transcanada Trust 5.6% 3/7/2082 (b)	335,000	328,008
Transcanada Trust 5.875% 8/15/2076 (b)	129,000	129,079
		3,068,463
Utilities - 0.5%
Electric Utilities - 0.2%
Emera Inc 6.75% 6/15/2076 (b)	125,000	125,784
Gas Utilities - 0.3%
AltaGas Ltd 7.2% 10/15/2054 (b)(d)	200,000	202,664
TOTAL UTILITIES		328,448

TOTAL CANADA		3,845,158
GERMANY - 0.8%
Financials - 0.8%
Insurance - 0.8%
Allianz SE 5.6% 9/3/2054 (b)(d)	175,000	177,836
Allianz SE 6.35% 9/6/2053 (b)(d)	140,000	148,561
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/2042 (b)(d)	200,000	206,787

TOTAL GERMANY		533,184
IRELAND - 0.7%
Financials - 0.7%
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)	270,000	277,752
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (b)	150,000	157,048

TOTAL IRELAND		434,800
JAPAN - 3.5%
Financials - 3.5%
Insurance - 3.5%
Meiji Yasuda Life Insurance Co 5.1% 4/26/2048 (b)(d)	200,000	200,564
Meiji Yasuda Life Insurance Co 5.2% 10/20/2045 (b)(d)	200,000	200,060
Meiji Yasuda Life Insurance Co 5.8% 9/11/2054 (b)(d)	150,000	152,754
Meiji Yasuda Life Insurance Co 6.1% 6/11/2055 (b)(d)	290,000	298,654
Nippon Life Insurance Co 2.75% 1/21/2051 (b)(d)	200,000	178,709
Nippon Life Insurance Co 3.4% 1/23/2050 (b)(d)	100,000	93,840
Nippon Life Insurance Co 4.7% 1/20/2046 (b)(d)	200,000	199,468
Nippon Life Insurance Co 6.25% 9/13/2053 (b)(d)	200,000	210,758
Nippon Life Insurance Co 6.5% 4/30/2055 (b)(d)	400,000	426,538
Sumitomo Life Insurance Co 4% 9/14/2077 (b)(d)	270,000	265,829

TOTAL JAPAN		2,227,174
UNITED KINGDOM - 0.6%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC 7% 4/4/2079 (b)	400,000	422,070
UNITED STATES - 12.5%
Communication Services - 0.3%
Media - 0.3%
Paramount Global 6.25% 2/28/2057 (b)	80,000	77,875
Paramount Global 6.375% 3/30/2062 (b)	125,000	125,209
		203,084
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Energy Transfer LP 8% 5/15/2054 (b)	35,000	37,289
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	126,000	124,676
Enterprise Products Operating LLC 5.375% 2/15/2078 (b)	67,000	66,289
Enterprise Products Operating LLC CME Term SOFR 3 month Index + 2.986%, 7.4328% 8/16/2077 (b)(c)	33,000	32,991
		261,245
Financials - 4.1%
Capital Markets - 0.1%
Ares Finance Co III LLC 4.125% 6/30/2051 (b)(d)	75,000	73,397
Financial Services - 0.2%
Corebridge Financial Inc 6.375% 9/15/2054 (b)	130,000	131,589
Insurance - 3.8%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)	420,000	411,603
Assurant Inc 7% 3/27/2048 (b)	61,000	62,418
Liberty Mutual Group Inc 4.125% 12/15/2051 (b)(d)	150,000	147,112
Liberty Mutual Group Inc 4.3% 2/1/2061 (d)	125,000	78,673
MetLife Inc 10.75% 8/1/2069 (b)	128,000	171,106
MetLife Inc 6.4% 12/15/2066 (b)	319,000	334,044
PartnerRe Finance B LLC 4.5% 10/1/2050 (b)	67,000	62,737
Prudential Financial Inc 3.7% 10/1/2050 (b)	200,000	184,774
Prudential Financial Inc 4.5% 9/15/2047 (b)	125,000	123,014
Prudential Financial Inc 5.125% 3/1/2052 (b)	150,000	146,989
Prudential Financial Inc 5.7% 9/15/2048 (b)	120,000	121,907
Prudential Financial Inc 6% 9/1/2052 (b)	200,000	206,362
Prudential Financial Inc 6.5% 3/15/2054 (b)	120,000	126,127
Prudential Financial Inc 6.75% 3/1/2053 (b)	250,000	263,679
		2,440,545
TOTAL FINANCIALS		2,645,531

Health Care - 0.9%
Health Care Providers & Services - 0.9%
CVS Health Corp 6.75% 12/10/2054 (b)	429,000	434,881
CVS Health Corp 7% 3/10/2055 (b)	164,000	170,741
		605,622
Utilities - 6.8%
Electric Utilities - 3.1%
American Electric Power Co Inc 3.875% 2/15/2062 (b)	135,000	130,881
Edison International 7.875% 6/15/2054 (b)	15,000	14,828
NextEra Energy Capital Holdings Inc 5.65% 5/1/2079 (b)	234,000	233,349
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (b)	263,000	271,123
NextEra Energy Capital Holdings Inc 6.5% 8/15/2055 (b)	140,000	146,636
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (b)	140,000	143,809
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)	140,000	147,911
PacifiCorp 7.375% 9/15/2055 (b)	81,000	84,051
PG&E Corp 7.375% 3/15/2055 (b)	271,000	268,936
Southern Co/The 3.75% 9/15/2051 (b)	400,000	393,963
Southern Co/The 6.375% 3/15/2055 (b)	135,000	141,255
		1,976,742
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 6.95% 7/15/2055 (b)	140,000	135,448
Multi-Utilities - 3.5%
CenterPoint Energy Inc 6.7% 5/15/2055 (b)	138,000	141,323
CMS Energy Corp 3.75% 12/1/2050 (b)	409,000	371,750
CMS Energy Corp 4.75% 6/1/2050 (b)	150,000	145,064
Dominion Energy Inc 6% 2/15/2056 (b)	307,000	309,983
Dominion Energy Inc 6.625% 5/15/2055 (b)	500,000	512,206
Sempra 4.125% 4/1/2052 (b)	710,000	688,102
		2,168,428
TOTAL UTILITIES		4,280,618

TOTAL UNITED STATES		7,996,100
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $15,021,380)		15,458,486

Non-Convertible Preferred Stocks - 31.8%
	Shares	Value ($)
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd Series G, 4.2%	1,550	25,342
CANADA - 0.3%
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Finance Inc 4.625%	2,500	40,825
Industrials - 0.1%
Electrical Equipment - 0.1%
Brookfield BRP Holdings Canada Inc 7.25%	2,100	52,682
Utilities - 0.2%
Electric Utilities - 0.0%
Brookfield Infrastructure Finance ULC 7.25%	1,100	27,885
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Partners LP 5.25%	2,395	43,518
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP 5.125%	825	14,183
Brookfield Infrastructure Partners LP Series A, 5%	825	13,794
		27,977
TOTAL UTILITIES		99,380

TOTAL CANADA		192,887
NETHERLANDS - 0.1%
Financials - 0.1%
Insurance - 0.1%
AEGON Funding Co LLC 5.1%	3,950	80,244
UNITED STATES - 31.4%
Communication Services - 2.8%
Diversified Telecommunication Services - 2.1%
AT&T Inc 5.35%	10,600	239,348
AT&T Inc Series A, 5%	18,800	386,340
AT&T Inc Series C 4.75%	23,900	468,679
Qwest Corp 6.5%	5,900	116,938
Qwest Corp 6.75%	7,400	147,408
		1,358,713
Wireless Telecommunication Services - 0.7%
T-Mobile USA Inc 5.5%	3,500	80,605
T-Mobile USA Inc 5.5%	3,500	79,870
T-Mobile USA Inc 6.25%	8,500	210,035
Telephone and Data Systems Inc 6%	3,500	65,450
Telephone and Data Systems Inc 6.625%	1,500	31,605
		467,565
TOTAL COMMUNICATION SERVICES		1,826,278

Consumer Discretionary - 0.3%
Automobiles - 0.3%
Ford Motor Co 6%	5,300	112,307
Ford Motor Co 6.2%	2,600	56,004
Ford Motor Co 6.5%	2,400	55,968
		224,279
Financials - 18.4%
Banks - 8.7%
Bank of America Corp 4.25%	17,000	302,090
Bank of America Corp 4.375%	23,200	425,720
Bank of America Corp 4.75%	11,500	226,205
Bank of America Corp 5%	8,700	180,786
Bank of America Corp Series PP, 4.125%	25,500	438,855
Cadence Bank 5.5%	2,000	42,640
Citizens Financial Group Inc 6.5% (b)	2,500	63,025
Citizens Financial Group Inc Series E, 5%	2,000	40,120
Fifth Third Bancorp Series K, 4.95%	800	16,152
Huntington Bancshares Inc/OH Series C 5.7%	1,200	26,892
Huntington Bancshares Inc/OH Series H 4.5%	3,100	56,637
JPMorgan Chase & Co 4.55%	22,900	449,756
JPMorgan Chase & Co 4.625%	12,100	244,541
JPMorgan Chase & Co 4.75%	12,500	256,250
JPMorgan Chase & Co Series MM, 4.2%	15,100	279,954
KeyCorp 5.625%	5,400	121,176
KeyCorp 5.65%	5,300	118,190
KeyCorp 6.2% (b)	3,300	81,840
M&T Bank Corp Series J, 7.5%	4,100	111,028
Regions Financial Corp 4.45%	3,600	65,736
Regions Financial Corp 5 year U.S. Treasury Index + 2.771%, 6.95% (b)(c)	3,300	84,612
Regions Financial Corp 5.7% (b)	3,000	71,730
Truist Financial Corp 4.75%	5,900	115,640
Truist Financial Corp Series O 5.25%	3,800	82,650
US Bancorp 4.5%	2,800	54,320
US Bancorp Series K, 5.5%	3,500	83,440
US Bancorp Series L, 3.75%	3,500	54,565
US Bancorp Series M, 4%	5,300	88,192
Webster Financial Corp Series F, 5.25%	750	15,075
Wells Fargo & Co 4.25%	15,800	279,660
Wells Fargo & Co 4.7%	9,400	180,198
Wells Fargo & Co Series CC, 4.375%	15,400	275,044
Wells Fargo & Co Series Y, 5.625%	4,700	113,740
Wells Fargo & Co Series Z, 4.75%	20,800	404,976
Western Alliance Bancorp 4.25% (b)	1,500	34,155
		5,485,590
Capital Markets - 3.9%
Affiliated Managers Group Inc 4.75%	3,000	54,330
Affiliated Managers Group Inc 5.875%	2,700	58,158
Brookfield Oaktree Holdings LLC Series A, 6.625%	7,000	152,880
Brookfield Oaktree Holdings LLC Series B, 6.55%	7,000	149,765
Charles Schwab Corp/The 4.45%	4,500	87,615
Charles Schwab Corp/The 5.95%	4,300	108,317
KKR & Co Inc 6.875%	3,300	84,183
Morgan Stanley 5.85%	16,000	392,640
Morgan Stanley 6.375%	6,400	161,408
Morgan Stanley 6.5%	9,200	234,692
Morgan Stanley 6.625%	14,500	375,695
Morgan Stanley 6.875%	600	15,210
Morgan Stanley Series L, 4.875%	5,400	111,456
Morgan Stanley Series O, 4.25%	12,800	227,456
Northern Trust Corp Series E, 4.7%	1,500	30,360
State Street Corp 5.35% (b)	1,000	22,970
Stifel Financial Corp Series D, 4.5%	13,000	236,535
		2,503,670
Consumer Finance - 0.9%
Capital One Financial Corp 4.25%	3,300	56,496
Capital One Financial Corp 5%	9,900	195,525
Capital One Financial Corp Series J 4.8%	7,400	139,712
Capital One Financial Corp Series L 4.375%	4,900	83,496
Navient Corp 6%	1,500	28,515
Synchrony Financial Series A 5.625%	4,600	90,988
		594,732
Financial Services - 1.3%
Apollo Global Management Inc 7.625% (b)	4,100	107,994
Carlyle Finance LLC 4.625%	7,400	135,568
Compass Diversified Holdings 7.875% (b)	4,000	80,400
Compass Diversified Holdings Series C, 7.875%	4,000	79,800
Corebridge Financial Inc 6.375%	4,400	105,732
Equitable Holdings Inc 4.3%	1,000	17,350
Equitable Holdings Inc Series A, 5.25%	5,700	122,037
KKR Group Finance Co IX LLC 4.625%	5,000	91,750
Voya Financial Inc Series B 5.35% (b)	5,000	117,750
		858,381
Insurance - 3.6%
Allstate Corp/The Series H 5.1%	10,000	218,300
Allstate Corp/The Series I, 4.75%	2,000	40,360
Allstate Corp/The Series J, 7.375%	4,100	111,684
American Financial Group Inc/OH 4.5%	6,000	105,060
Arch Capital Group Ltd 5.45%	2,000	42,600
Arch Capital Group Ltd Series G, 4.55%	2,250	39,645
Assurant Inc 5.25%	2,500	51,225
Athene Holding Ltd 7.25% (b)	8,800	223,080
Athene Holding Ltd Series A, 6.35% (b)	6,000	149,220
Athene Holding Ltd Series B, 5.625%	4,300	90,988
Athene Holding Ltd Series D, 4.875%	4,000	71,320
Axis Capital Holdings Ltd 5.5%	2,800	58,744
Brighthouse Financial Inc 5.375%	4,000	59,560
Brighthouse Financial Inc 6.25%	1,600	31,040
Brighthouse Financial Inc Series A, 6.6%	3,800	68,552
Brighthouse Financial Inc Series B 6.75%	3,700	67,858
Brighthouse Financial Inc Series D, 4.625%	4,000	53,760
Enstar Group Ltd 7% (b)	3,900	92,430
F&G Annuities & Life Inc 7.3%	2,100	50,526
Hartford Insurance Group Inc/The 6%	300	7,500
MetLife Inc 5.625%	4,500	110,565
MetLife Inc Series F, 4.75%	6,400	129,984
Prudential Financial Inc 4.125%	3,100	55,056
Prudential Financial Inc 5.625%	3,800	93,518
Reinsurance Group of America Inc 7.125% (b)	4,000	102,240
Unum Group 6.25%	3,500	82,390
W R Berkley Corp 4.25%	5,000	88,600
		2,295,805
TOTAL FINANCIALS		11,738,178

Industrials - 0.2%
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd Series C, 8.25% (b)	4,000	101,000
Information Technology - 0.5%
Software - 0.5%
Strategy Inc 9%	1,600	156,400
Strategy Inc Series A, 10%	1,200	132,960
		289,360
Real Estate - 2.3%
Office REITs - 0.2%
Vornado Realty Trust Series L, 5.4%	8,800	158,488
Real Estate Management & Development - 0.2%
Brookfield Property Partners LP 5.75%	1,900	25,859
Brookfield Property Partners LP 6.375%	1,700	25,534
Brookfield Property Partners LP 6.5%	1,700	26,010
Brookfield Property Preferred LP 6.25%	4,700	74,542
		151,945
Residential REITs - 0.0%
American Homes 4 Rent Series H, 6.25%	1,000	24,500
Specialized REITs - 1.9%
Digital Realty Trust Inc 5.25%	4,350	96,135
Digital Realty Trust Inc Series L, 5.2%	12,600	267,120
Public Storage Operating Co 3.875%	3,600	56,304
Public Storage Operating Co 3.95%	3,500	56,228
Public Storage Operating Co 4%	20,000	322,800
Public Storage Operating Co 4%	3,300	53,229
Public Storage Operating Co 5.05% Series G	2,600	53,378
Public Storage Operating Co Series H, 5.6%	1,500	35,100
Public Storage Operating Co Series I, 4.875%	1,500	29,520
Public Storage Operating Co Series J, 4.7%	1,700	32,249
Public Storage Operating Co Series MM, 4.125%	3,300	55,275
Public Storage Operating Co Series O, 3.9%	3,500	55,160
Public Storage Operating Co Series S, 4.1%	3,400	56,406
		1,168,904
TOTAL REAL ESTATE		1,503,837

Utilities - 6.9%
Electric Utilities - 5.4%
Duke Energy Corp 5.625%	13,500	331,020
Duke Energy Corp Series A 5.75%	6,400	158,144
Entergy Arkansas LLC 4.875%	8,600	179,138
Entergy Louisiana LLC 4.875%	1,000	20,710
Entergy Mississippi LLC 4.9%	8,600	181,718
Entergy New Orleans LLC 5.5%	7,400	165,982
NextEra Energy Capital Holdings Inc 5.65%	5,600	129,528
NextEra Energy Capital Holdings Inc 6.5%	4,400	111,012
SCE Trust II 5.1%	8,331	142,127
SCE Trust V 5.45% (b)	1,550	36,456
Southern Co/The 4.2%	66,098	1,206,289
Southern Co/The 5.25%	5,084	115,965
Southern Co/The Series A, 4.95%	7,838	168,674
Southern Co/The Series A, 6.5%	20,300	530,845
		3,477,608
Multi-Utilities - 1.5%
CMS Energy Corp 5.875%	4,700	111,061
CMS Energy Corp 5.875%	2,400	56,976
CMS Energy Corp Series C 4.2%	1,600	29,744
DTE Energy Co 4.375%	10,425	184,627
DTE Energy Co 4.375%	8,600	151,102
DTE Energy Co 5.25%	5,000	113,600
SCE Trust VI 5%	9,975	168,578
Sempra 5.75%	5,700	129,560
		945,248
TOTAL UTILITIES		4,422,856

TOTAL UNITED STATES		20,105,788
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $20,972,071)		20,404,261

Preferred Securities - 40.6%
	Principal Amount (a)	Value ($)
CANADA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Enbridge Inc 5.5% 7/15/2077 (b)	126,000	126,379
Enbridge Inc 5.75% 7/15/2080 (b)	126,000	126,787
Enbridge Inc 6% 1/15/2077 (b)	68,000	68,718
Enbridge Inc 6.25% 3/1/2078 (b)	123,000	127,572
Enbridge Inc 8.25% 1/15/2084 (b)	100,000	107,594

TOTAL CANADA		557,050
FRANCE - 0.6%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 7.375% (b)(d)(e)	135,000	143,544
Utilities - 0.4%
Electric Utilities - 0.4%
Electricite de France SA 9.125% (b)(d)(e)	200,000	234,393
TOTAL FRANCE		377,937
JAPAN - 1.2%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Rakuten Group Inc 8.125% (b)(d)(e)	300,000	313,539
Financials - 0.7%
Insurance - 0.7%
Dai-ichi Life Insurance Co Ltd/The 4% (b)(d)(e)	200,000	199,401
Dai-ichi Life Insurance Co Ltd/The 6.2% (b)(d)(e)	260,000	271,637
		471,038
TOTAL JAPAN		784,577
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 7.625% (b)(e)	200,000	209,821
Standard Chartered PLC 7.625% (b)(d)(e)	200,000	210,010

TOTAL UNITED KINGDOM		419,831
UNITED STATES - 37.2%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
General Motors Financial Co Inc 5.7% (b)(e)	252,000	253,085
Energy - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
BP Capital Markets PLC 4.375% (b)(e)	125,000	127,241
BP Capital Markets PLC 4.875% (b)(e)	525,000	525,364
BP Capital Markets PLC 6.125% (b)(e)	275,000	283,825
BP Capital Markets PLC 6.45% (b)(e)	830,000	899,405
Energy Transfer LP 6.625% (b)(e)	2,120,000	2,112,773
Energy Transfer LP Series G, 7.125% (b)(e)	190,000	198,985
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (b)(c)(e)	285,000	286,258
Venture Global LNG Inc 9% (b)(d)(e)	640,000	659,808
		5,093,659
Financials - 25.2%
Banks - 12.7%
Bank of America Corp 6.125% (b)(e)	100,000	101,512
Bank of America Corp 6.25% (b)(e)	584,000	588,391
Bank of America Corp 6.625% (b)(e)	30,000	31,053
Citigroup Inc 3.875% (b)(e)	400,000	395,923
Citigroup Inc 4% (b)(e)	285,000	284,897
Citigroup Inc 4.15% (b)(e)	89,000	87,036
Citigroup Inc 6.25% (b)(e)	230,000	232,055
Citigroup Inc 6.75% (b)(e)	200,000	202,244
Citigroup Inc 6.875% (b)(e)	735,000	753,459
Citigroup Inc 6.95% (b)(e)	275,000	280,116
Citigroup Inc 7% (b)(e)	270,000	284,263
Citigroup Inc 7.125% (b)(e)	220,000	225,963
Citigroup Inc 7.625% (b)(e)	220,000	230,884
Fifth Third Bancorp 4.5% (b)(e)	50,000	50,250
Huntington Bancshares Inc/OH 5.625% (b)(e)	226,000	232,001
JPMorgan Chase & Co 6.5% (b)(e)	255,000	264,696
JPMorgan Chase & Co 6.875% (b)(e)	145,000	154,857
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 7.0356% (b)(c)(e)	1,005,000	1,020,837
KeyCorp 5% (b)(e)	155,000	154,867
M&T Bank Corp 5.125% (b)(e)	50,000	50,457
PNC Financial Services Group Inc/The 3.4% (b)(e)	195,000	189,975
PNC Financial Services Group Inc/The 6% (b)(e)	170,000	171,609
PNC Financial Services Group Inc/The 6.2% (b)(e)	200,000	205,831
PNC Financial Services Group Inc/The 6.25% (b)(e)	160,000	163,949
Truist Financial Corp 5.1% (b)(e)	403,000	409,668
Truist Financial Corp 5.125% (b)(e)	60,000	59,365
US Bancorp 3.7% (b)(e)	460,000	445,220
US Bancorp 5.3% (b)(e)	170,000	172,901
Wells Fargo & Co 3.9% (b)(e)	556,000	555,189
Wells Fargo & Co 7.625% (b)(e)	75,000	81,313
		8,080,781
Capital Markets - 8.9%
Bank of New York Mellon Corp/The 3.7% (b)(e)	1,370,000	1,357,642
Bank of New York Mellon Corp/The 3.75% (b)(e)	96,000	93,771
Charles Schwab Corp/The 4% (b)(e)	200,000	198,965
Charles Schwab Corp/The 4% (b)(e)	831,000	768,024
Goldman Sachs Group Inc/The 4.125% (b)(e)	779,000	766,711
Goldman Sachs Group Inc/The 5 year U.S. Treasury Index + 2.85%, 7.186% (b)(c)(e)	200,000	201,552
Goldman Sachs Group Inc/The 5.3% (b)(e)	79,000	80,077
Goldman Sachs Group Inc/The 6.125% (b)(e)	480,000	489,919
Goldman Sachs Group Inc/The 6.85% (b)(e)	680,000	703,098
Goldman Sachs Group Inc/The 7.5% (b)(e)	160,000	171,675
Morgan Stanley 5.875% (b)(e)	435,000	445,523
Northern Trust Corp 4.6% (b)(e)	155,000	156,649
State Street Corp 6.7% (b)(e)	250,000	262,313
		5,695,919
Consumer Finance - 3.1%
Ally Financial Inc 4.7% (b)(e)	685,000	626,167
Ally Financial Inc 4.7% (b)(e)	310,000	302,322
American Express Co 3.55% (b)(e)	217,000	213,389
Capital One Financial Corp 3.95% (b)(e)	560,000	554,224
Capital One Financial Corp 5.5% (b)(e)	315,000	318,194
		2,014,296
Insurance - 0.5%
MetLife Inc 3.85% (b)(e)	275,000	278,970
SBL Holdings Inc 6.5% (b)(d)(e)	34,000	32,967
		311,937
TOTAL FINANCIALS		16,102,933

Industrials - 1.6%
Trading Companies & Distributors - 1.6%
Air Lease Corp 4.125% (b)(e)	261,000	257,408
Air Lease Corp 4.65% (b)(e)	300,000	299,644
Air Lease Corp 6% (b)(e)	70,000	69,659
Aircastle Ltd 5.25% (b)(d)(e)	416,000	423,306
		1,050,017
Utilities - 2.1%
Electric Utilities - 0.6%
Edison International 5% (b)(e)	219,000	200,794
Edison International 5.375% (b)(e)	186,000	185,294
		386,088
Independent Power and Renewable Electricity Producers - 0.9%
Vistra Corp 7% (b)(d)(e)	470,000	482,581
Vistra Corp 8% (b)(d)(e)	100,000	105,116
		587,697
Multi-Utilities - 0.6%
Dominion Energy Inc 4.35% (b)(e)	225,000	224,393
Sempra 4.875% (b)(e)	170,000	173,061
		397,454
TOTAL UTILITIES		1,371,239

TOTAL UNITED STATES		23,870,933
TOTAL PREFERRED SECURITIES (Cost $25,165,462)		26,010,328

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $1,815,336)	4.36	1,814,973	1,815,336

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $63,215,771)	63,944,441
NET OTHER ASSETS (LIABILITIES) - 0.3%	166,801
NET ASSETS - 100.0%	64,111,242

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	1	12/19/2025	116,438	(445)	(445)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,750,109 or 10.5% of net assets.

(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	271,437	27,734,245	26,190,346	50,918	-	-	1,815,336	1,814,973	0.0%
Total	271,437	27,734,245	26,190,346	50,918	-	-	1,815,336

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Convertible Corporate Bonds
Health Care	13,244	-	13,244	-

Convertible Preferred Stocks
Financials	57,414	-	57,414	-
Information Technology	56,730	-	56,730	-
Utilities	128,642	76,950	51,692	-

Non-Convertible Corporate Bonds
Communication Services	1,073,401	-	1,073,401	-
Energy	3,329,708	-	3,329,708	-
Financials	5,840,689	-	5,840,689	-
Health Care	605,622	-	605,622	-
Utilities	4,609,066	-	4,609,066	-

Non-Convertible Preferred Stocks
Communication Services	1,826,278	1,826,278	-	-
Consumer Discretionary	224,279	224,279	-	-
Financials	11,884,589	11,884,589	-	-
Industrials	153,682	153,682	-	-
Information Technology	289,360	289,360	-	-
Real Estate	1,503,837	1,503,837	-	-
Utilities	4,522,236	4,522,236	-	-

Preferred Securities
Consumer Discretionary	566,624	-	566,624	-
Energy	5,650,709	-	5,650,709	-
Financials	17,137,346	-	17,137,346	-
Industrials	1,050,017	-	1,050,017	-
Utilities	1,605,632	-	1,605,632	-

Money Market Funds	1,815,336	1,815,336	-	-
Total Investments in Securities:	63,944,441	22,296,547	41,647,894	-
Derivative Instruments:

Liabilities
Futures Contracts	(445)	(445)	-	-
Total Liabilities	(445)	(445)	-	-
Total Derivative Instruments:	(445)	(445)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	-	(445)
Total Interest Rate Risk	-	(445)
Total Value of Derivatives	-	(445)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Preferred Securities & Income ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $61,400,435)	$62,129,105
Fidelity Central Funds (cost $1,815,336)	1,815,336

Total Investment in Securities (cost $63,215,771)		$63,944,441
Segregated cash with brokers for derivative instruments		36,050
Cash		22,808
Dividends receivable		106,278
Interest receivable		275,783
Distributions receivable from Fidelity Central Funds		6,139
Total assets		64,391,499
Liabilities
Distributions payable	$247,800
Accrued management fee	31,445
Payable for daily variation margin on futures contracts	1,000
Other payables and accrued expenses	12
Total liabilities		280,257
Net Assets		$64,111,242
Net Assets consist of:
Paid in capital		$68,543,458
Total accumulated earnings (loss)		(4,432,216)
Net Assets		$64,111,242
Net Asset Value, offering price and redemption price per share ($64,111,242 ÷ 2,950,000 shares)		$21.73
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$2,304,368
Interest		808,110
Income from Fidelity Central Funds		50,918
Total income		3,163,396
Expenses
Management fee	$323,304
Independent trustees' fees and expenses	198
Miscellaneous	126
Total expenses before reductions	323,628
Expense reductions	(1,717)
Total expenses after reductions		321,911
Net Investment income (loss)		2,841,485
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(294,887)
Futures contracts	(5,015)
Total net realized gain (loss)		(299,902)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(68,746)
Futures contracts	(445)
Total change in net unrealized appreciation (depreciation)		(69,191)
Net gain (loss)		(369,093)
Net increase (decrease) in net assets resulting from operations		$2,472,392
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,841,485	$1,722,414
Net realized gain (loss)	(299,902)	(204,022)
Change in net unrealized appreciation (depreciation)	(69,191)	3,169,001
Net increase (decrease) in net assets resulting from operations	2,472,392	4,687,393
Distributions to shareholders	(2,789,100)	(1,751,050)

Share transactions
Proceeds from sales of shares	25,162,061	7,491,822
Cost of shares redeemed	(3,257,514)	-

Net increase (decrease) in net assets resulting from share transactions	21,904,547	7,491,822
Total increase (decrease) in net assets	21,587,839	10,428,165

Net Assets
Beginning of period	42,523,403	32,095,238
End of period	$64,111,242	$42,523,403

Other Information
Shares
Sold	1,150,000	350,000
Redeemed	(150,000)	-
Net increase (decrease)	1,000,000	350,000

Financial Highlights
Fidelity® Preferred Securities & Income ETF

Years ended August 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$21.81	$20.06	$20.67	$25.20	$25.00
Income from Investment Operations
Net investment income (loss) B,C	1.118	1.034	.937	.886	.170
Net realized and unrealized gain (loss)	(.114)	1.765	(.510)	(4.485)	.187
Total from investment operations	1.004	2.799	.427	(3.599)	.357
Distributions from net investment income	(1.084)	(1.049)	(.856)	(.931)	(.157)
Distributions from tax return of capital	-	-	(.181)	-	-
Total distributions	(1.084)	(1.049)	(1.037)	(.931)	(.157)
Net asset value, end of period	$21.73	$21.81	$20.06	$20.67	$25.20
Total Return D,E	4.76%	14.31%	2.19%	(14.50)%	1.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.59%	.60%	.59%	.59%	.59% H
Expenses net of fee waivers, if any	.59%	.60%	.59%	.59%	.59% H
Expenses net of all reductions, if any	.59%	.60%	.59%	.59%	.59% H
Net investment income (loss)	5.18%	4.95%	4.65%	3.98%	3.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$64,111	$42,523	$32,095	$33,069	$6,300
Portfolio turnover rate I	56%	28%	50%	21%	0%

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Enhanced High Yield ETF and Fidelity Preferred Securities & Income ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Preferred Securities & Income ETF is a non-diversified exchange-traded fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for Fidelity Enhanced High Yield ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Preferred Securities & Income ETF. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, redemptions in-kind, equity-debt classifications, certain conversion ratio adjustments, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Enhanced High Yield ETF	442,541,070	9,873,261	(1,023,508)	8,849,753
Fidelity Preferred Securities & Income ETF	63,108,925	2,217,988	(1,382,472)	835,516

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Enhanced High Yield ETF	166,862	(34,615,361)	8,849,753
Fidelity Preferred Securities & Income ETF	-	(5,009,148)	835,516

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Enhanced High Yield ETF	(13,917,163)	(20,698,198)	(34,615,361)
Fidelity Preferred Securities & Income ETF	(2,455,354)	(2,553,794)	(5,009,148)

The tax character of distributions paid was as follows:

August 31, 2025
Ordinary Income ($)
Fidelity Enhanced High Yield ETF	24,904,300
Fidelity Preferred Securities & Income ETF	2,789,100

August 31, 2024
Ordinary Income ($)
Fidelity Enhanced High Yield ETF	19,768,000
Fidelity Preferred Securities & Income ETF	1,751,050

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Enhanced High Yield ETF
Credit Risk
Swaps	(37,933)	-
Total Credit Risk	(37,933)	-
Interest Rate Risk
Futures Contracts	(210,060)	44,322
Total Interest Rate Risk	(210,060)	44,322
Totals	(247,993)	44,322
Fidelity Preferred Securities & Income ETF
Interest Rate Risk
Futures Contracts	(5,015)	(445)
Total Interest Rate Risk	(5,015)	(445)
Totals	(5,015)	(445)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enhanced High Yield ETF	276,963,943	275,570,190
Fidelity Preferred Securities & Income ETF	44,952,146	20,698,092

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Enhanced High Yield ETF	136,366,126	54,652,402
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Enhanced High Yield ETF	.35%A
Fidelity Preferred Securities & Income ETF	.59%

A .45% prior to October 1, 2024.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Preferred Securities & Income ETF	276

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Preferred Securities & Income ETF	378,283	286,448	2,672

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Enhanced High Yield ETF	8,953	-	-
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Enhanced High Yield ETF	3,865
Fidelity Preferred Securities & Income ETF	1,717
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Enhanced High Yield ETF and Fidelity Preferred Securities & Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Enhanced High Yield ETF and Fidelity Preferred Securities & Income ETF (two of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Enhanced High Yield ETF	0.11%
Fidelity Preferred Securities & Income ETF	1.35%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Preferred Securities & Income ETF
September 2024	27%
October 2024	27%
November 2024	27%
December 2024	27%
January 2025	30%
February 2025	30%
March 2025	30%
April 2025	30%
May 2025	30%
June 2025	30%
July 2025	30%
August 2025	30%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Preferred Securities & Income ETF
September 2024	27.66%
October 2024	28.36%
November 2024	28.36%
December 2024	28.36%
January 2025	31.81%
February 2025	31.81%
March 2025	31.81%
April 2025	31.81%
May 2025	31.81%
June 2025	31.81%
July 2025	31.81%
August 2025	31.81%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Preferred Securities & Income ETF
September 2024	2.43%
October 2024	2.49%
November 2024	2.49%
December 2024	2.49%
January 2025	1.31%
February 2025	1.31%
March 2025	1.31%
April 2025	1.31%
May 2025	1.31%
June 2025	1.31%
July 2025	1.31%
August 2025	1.31%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Enhanced High Yield ETF	$16,987,470
Fidelity Preferred Securities & Income ETF	$327,375

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Enhanced High Yield ETF	$24,904,300
Fidelity Preferred Securities & Income ETF	$1,943,840

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Enhanced High Yield ETF
Fidelity Preferred Securities & Income ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Managers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under a separate agreement covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an index that has characteristics relevant to each fund's investment strategies (benchmark index) and, for Fidelity High Yield Factor ETF, an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund's bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by the investment adviser under the all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to funds and classes in the asset-sized peer group). The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that Fidelity Enhanced High Yield ETF's management fee was reduced from 0.45% to 0.34% in October 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

1.9887634.107
HIE-ANN-1025
Fidelity® Sustainable High Yield ETF

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable High Yield ETF
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Bank Loan Obligations - 6.0%
	Principal Amount (a)	Value ($)
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (b)(c)(d)(e)	55,000	54,725
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (c)(d)(e)	9,974	8,819
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (c)(d)(e)	59,847	54,731

TOTAL FRANCE		63,550
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3176% 10/31/2027 (c)(d)(e)	5,000	4,319
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (c)(d)(e)	171,838	84,201
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (c)(d)(e)	44,962	42,514
UNITED STATES - 5.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 4.3135% 10/3/2031 (c)(d)(e)	10,337	7,540
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 1% 4/3/2031 (c)(d)(e)(f)	10,138	9,286
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 0%, 8.6055% 4/3/2031 (c)(d)(e)	94,862	86,891
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/16/2029 (c)(d)(e)	9,975	9,908
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/15/2030 (c)(d)(e)	54,822	54,434
		168,059
Media - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (c)(d)(e)	64,458	61,847
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 1/18/2028 (c)(d)(e)	24,885	24,788
		86,635
TOTAL COMMUNICATION SERVICES		254,694

Consumer Discretionary - 1.6%
Diversified Consumer Services - 0.4%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (c)(d)(e)	287,960	243,148
Hotels, Restaurants & Leisure - 0.5%
BCPE Flavor Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 7/2/2032 (c)(d)(e)	46,287	45,015
BCPE Flavor Debt Merger Sub LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 1% 7/2/2032 (c)(d)(e)(f)	8,713	8,473
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 10/31/2031 (c)(d)(e)	39,894	39,195
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (c)(d)(e)	200,171	192,330
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (c)(d)(e)	9,922	9,575
		294,588
Household Durables - 0.4%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.666% 6/29/2028 (c)(d)(e)	152,941	138,029
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 10/30/2027 (c)(d)(e)	79,744	79,474
		217,503
Specialty Retail - 0.3%
At Home Group Inc Tranche A, term loan 10.3762% 10/17/2025 (c)(d)(f)(g)	536	536
At Home Group Inc Tranche A, term loan 12.3141% 10/17/2025 (c)(d)(g)	390	390
At Home Group Inc Tranche B, term loan CME Term SOFR 1 month Index + 4%, 8.2445% 10/17/2025 (c)(d)(e)(g)	2,423	2,424
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2099% 6/6/2031 (c)(d)(e)	44,761	43,410
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (c)(d)(e)	24,974	24,681
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (c)(d)(e)	94,298	86,283
		157,724
TOTAL CONSUMER DISCRETIONARY		912,963

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (b)(c)(d)(e)	55,000	53,660
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (c)(d)(e)(h)	1,490	708
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (c)(d)(e)(h)	430	203
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9612% 3/30/2026 (c)(d)(e)	3,607	3,438
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.964% 3/30/2026 (c)(d)(e)	4,679	3,649
		7,998
TOTAL CONSUMER STAPLES		61,658

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (c)(d)(e)	339,163	161,526
Financials - 0.1%
Insurance - 0.1%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/31/2028 (c)(d)(e)	80,000	77,725
Health Care - 1.2%
Health Care Equipment & Supplies - 0.1%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/16/2032 (b)(c)(d)(e)	45,000	44,438
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.7956% 6/28/2029 (c)(d)(e)	6,266	5,090
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 9/24/2031 (c)(d)(e)	29,925	26,758
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 7/1/2031 (c)(d)(e)	19,800	8,663
Team Health Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 6/23/2028 (b)(c)(d)(e)	25,000	24,886
		65,397
Pharmaceuticals - 1.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (c)(d)(e)	560,000	551,757
TOTAL HEALTH CARE		661,592

Industrials - 0.4%
Aerospace & Defense - 0.0%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8533% 8/19/2032 (c)(d)(e)	25,000	25,006
Air Freight & Logistics - 0.1%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/18/2030 (c)(d)(e)	55,000	54,745
Building Products - 0.1%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.9881% 8/1/2028 (c)(d)(e)	11,000	10,580
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7131% 4/12/2028 (c)(d)(e)	35,000	33,119
		43,699
Commercial Services & Supplies - 0.1%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (c)(d)(e)	19,837	17,377
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (c)(d)(e)	44,657	43,318
		60,695
Trading Companies & Distributors - 0.1%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8192% 1/31/2028 (c)(d)(e)	29,922	29,962
TOTAL INDUSTRIALS		214,107

Information Technology - 0.3%
IT Services - 0.2%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0792% 2/12/2029 (c)(d)(e)	6,000	5,260
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (c)(d)(e)	94,435	90,085
		95,345
Software - 0.1%
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (c)(d)(e)	49,742	47,163
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 8%, 13.2989% 6/4/2029 (c)(d)(e)	50,000	47,413
		94,576
TOTAL INFORMATION TECHNOLOGY		189,921

Materials - 0.9%
Chemicals - 0.8%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (c)(d)(f)	622	620
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4605% 6/9/2028 (c)(d)(e)	4,923	3,730
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.4633% 6/12/2028 (c)(d)(e)	2,377	2,371
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (c)(d)(e)	249,451	219,362
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8535% 3/15/2030 (c)(d)(e)	8,529	8,388
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (c)(d)(e)	85,000	76,288
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (c)(d)(e)	104,164	102,504
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (b)(c)(d)(e)	5,000	4,983
		418,246
Metals & Mining - 0.1%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (c)(d)(e)	84,821	67,026
TOTAL MATERIALS		485,272

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (c)(d)(e)	125,128	125,963
TOTAL UNITED STATES		3,145,421
TOTAL BANK LOAN OBLIGATIONS (Cost $3,535,843)		3,394,730

Common Stocks - 0.6%
	Shares	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd (i)	3,900	7,270
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (i)	74,870	132,767
UNITED STATES - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	2,292	5,638
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC (g)(i)	981	11,870
Cano Health LLC warrants (g)(i)	107	367
Surgery Partners Inc (i)	2,400	54,456
		66,693
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp (i)	300	27,141
Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corp (i)	940	46,615
Software - 0.1%
Riot Platforms Inc (i)	2,800	38,528
TOTAL INFORMATION TECHNOLOGY		112,284

TOTAL UNITED STATES		184,615
TOTAL COMMON STOCKS (Cost $330,546)		324,652

Convertible Corporate Bonds - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Communication Services - 0.7%
Media - 0.7%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	196,839	400,607
Financials - 0.2%
Financial Services - 0.2%
Redfin Corp 0.5% 4/1/2027	151,000	138,917
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.4%
MKS Inc 1.25% 6/1/2030	61,000	61,121
ON Semiconductor Corp 0% 5/1/2027 (j)	57,000	65,123
Wolfspeed Inc 1.875% (h)	255,000	91,163
		217,407
Software - 0.3%
Riot Platforms Inc 0.75% 1/15/2030 (k)	135,000	161,865
TOTAL INFORMATION TECHNOLOGY		379,272

Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	53,000	53,834
TOTAL UNITED STATES		972,630
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $769,862)		972,630

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (g)	3,085	78,328
Apollo Global Management Inc Series A, 6.75%	400	28,707
		107,035
Materials - 0.0%
Chemicals - 0.0%
Albemarle Corp 7.25%	731	28,889
TOTAL UNITED STATES		135,924
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $132,063)		135,924

Non-Convertible Corporate Bonds - 89.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Mineral Resources Ltd 8% 11/1/2027 (k)	125,000	127,228
Mineral Resources Ltd 8.125% 5/1/2027 (k)	246,000	246,140

TOTAL AUSTRALIA		373,368
BRAZIL - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% 2/6/2031 (k)	80,000	67,180
CANADA - 2.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 6.625% 10/15/2055 (d)	50,000	50,867
TELUS Corp 7% 10/15/2055 (d)	30,000	30,785
		81,652
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (k)	181,000	169,239
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (k)	89,000	90,059
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (k)	76,000	77,844
		337,142
Industrials - 0.0%
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (k)	24,000	25,745
Information Technology - 0.9%
Software - 0.9%
Open Text Corp 3.875% 12/1/2029 (k)	272,000	256,398
Open Text Corp 3.875% 2/15/2028 (k)	75,000	72,900
Open Text Holdings Inc 4.125% 12/1/2031 (k)	45,000	41,401
Open Text Holdings Inc 4.125% 2/15/2030 (k)	65,000	61,364
		432,063
Materials - 0.5%
Metals & Mining - 0.5%
Hudbay Minerals Inc 4.5% 4/1/2026 (k)	90,000	89,382
Hudbay Minerals Inc 6.125% 4/1/2029 (k)	213,000	215,329
		304,711
Utilities - 0.4%
Gas Utilities - 0.4%
AltaGas Ltd 7.2% 10/15/2054 (d)(k)	249,000	252,316
TOTAL CANADA		1,433,629
CHILE - 0.4%
Communication Services - 0.3%
Media - 0.3%
VTR Finance NV 6.375% 7/15/2028 (k)	160,000	156,151
Industrials - 0.1%
Construction & Engineering - 0.1%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (k)	50,000	50,894
TOTAL CHILE		207,045
COLOMBIA - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% 11/24/2028 (k)	186,000	69,053
Gran Tierra Energy Inc 9.5% 10/15/2029 (k)	73,000	59,406
		128,459
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (k)	110,000	100,925
TOTAL COLOMBIA		229,384
FINLAND - 0.4%
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Amer Sports Co 6.75% 2/16/2031 (k)	193,000	201,178
FRANCE - 1.6%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Altice France SA 5.125% 7/15/2029 (k)	333,000	284,715
Altice France SA 5.5% 1/15/2028 (k)	110,000	96,800
Altice France SA 5.5% 10/15/2029 (k)	65,000	55,737
		437,252
Energy - 0.9%
Energy Equipment & Services - 0.9%
Vallourec SACA 7.5% 4/15/2032 (k)	214,000	227,244
Viridien 10% 10/15/2030 (k)	257,000	256,828
		484,072
TOTAL FRANCE		921,324
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.75% 4/23/2030 (k)	49,000	47,759
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd 7.125% 4/4/2026 (k)	76,000	75,316
Kosmos Energy Ltd 7.5% 3/1/2028 (k)	8,000	6,725
Kosmos Energy Ltd 7.75% 5/1/2027 (k)	46,000	43,543
Tullow Oil PLC 10.25% 5/15/2026 (k)	130,000	109,484

TOTAL GHANA		235,068
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (k)	150,000	154,334
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (k)	29,000	27,487
ISRAEL - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Energean Israel Finance Ltd 4.875% 3/30/2026 (k)(l)	75,000	74,156
Energean Israel Finance Ltd 5.375% 3/30/2028 (k)(l)	40,000	38,800
Energean Israel Finance Ltd 5.875% 3/30/2031 (k)(l)	10,000	9,390
Energean PLC 6.5% 4/30/2027 (k)	251,000	248,220
		370,566
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	40,000	40,885
TOTAL ISRAEL		411,451
LUXEMBOURG - 0.5%
Communication Services - 0.4%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (k)	195,000	154,538
Altice Financing SA 9.625% 7/15/2027 (k)	5,000	4,650
Altice France Holding SA 6% 2/15/2028 (k)	127,000	45,716
		204,904
Materials - 0.1%
Chemicals - 0.1%
Herens Holdco Sarl 4.75% 5/15/2028 (k)	60,000	51,616
TOTAL LUXEMBOURG		256,520
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (k)	75,000	75,000
NIGERIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (k)	28,000	27,510
IHS Holding Ltd 6.25% 11/29/2028 (k)	26,000	25,699
IHS Holding Ltd 7.875% 5/29/2030 (k)	110,000	112,194
IHS Holding Ltd 8.25% 11/29/2031 (k)	20,000	20,571

TOTAL NIGERIA		185,974
PANAMA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (k)	170,000	178,477
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (k)	152,000	131,576
SPAIN - 0.2%
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (k)	91,000	88,131
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (k)	84,000	77,203
Consolidated Energy Finance SA 5.625% 10/15/2028 (k)	30,000	25,164

TOTAL SWITZERLAND		102,367
UNITED KINGDOM - 1.2%
Utilities - 1.2%
Independent Power and Renewable Electricity Producers - 1.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (k)	645,000	654,222
UNITED STATES - 77.8%
Communication Services - 8.9%
Diversified Telecommunication Services - 1.6%
Cablevision Lightpath LLC 3.875% 9/15/2027 (k)	25,000	24,664
Connect Holding II LLC 10.5% 4/3/2031 (k)	45,000	44,288
Level 3 Financing Inc 10% 10/15/2032 (k)	73,000	73,274
Level 3 Financing Inc 3.625% 1/15/2029 (k)	20,000	17,000
Level 3 Financing Inc 3.75% 7/15/2029 (k)	147,000	122,745
Level 3 Financing Inc 3.875% 10/15/2030 (k)	82,000	69,700
Level 3 Financing Inc 4% 4/15/2031 (k)	116,000	97,150
Level 3 Financing Inc 4.25% 7/1/2028 (k)	10,000	9,175
Level 3 Financing Inc 4.5% 4/1/2030 (k)	102,000	91,545
Level 3 Financing Inc 4.875% 6/15/2029 (k)	55,000	51,288
Level 3 Financing Inc 6.875% 6/30/2033 (k)	223,000	225,002
Level 3 Financing Inc 7% 3/31/2034 (k)	80,000	80,543
Lumen Technologies Inc 4.125% 4/15/2030 (k)	15,000	14,700
Lumen Technologies Inc 4.5% 1/15/2029 (k)	7,000	6,370
		927,444
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (k)	28,000	28,290
Snap Inc 6.875% 3/15/2034 (k)	55,000	55,144
		83,434
Media - 7.2%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (k)	722,000	626,897
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (k)	510,000	473,091
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (k)	220,000	211,435
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (k)	199,000	197,997
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (k)	261,000	258,973
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (k)	182,000	169,204
CMG Media Corp 8.875% 6/18/2029 (k)	24,000	22,361
CSC Holdings LLC 3.375% 2/15/2031 (k)	291,000	186,123
CSC Holdings LLC 4.625% 12/1/2030 (k)	163,000	71,413
DISH DBS Corp 5.125% 6/1/2029	246,000	203,073
DISH DBS Corp 5.25% 12/1/2026 (k)	10,000	9,700
DISH DBS Corp 7.375% 7/1/2028	25,000	22,625
DISH DBS Corp 7.75% 7/1/2026	15,000	14,588
Dotdash Meredith Inc 7.625% 6/15/2032 (k)	16,000	15,675
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	324,559	320,200
EW Scripps Co/The 9.875% 8/15/2030 (k)	30,000	28,201
Paramount Global 6.375% 3/30/2062 (d)	125,000	125,209
Univision Communications Inc 7.375% 6/30/2030 (k)	185,000	186,010
Univision Communications Inc 8% 8/15/2028 (k)	49,000	50,858
Univision Communications Inc 8.5% 7/31/2031 (k)	703,000	724,414
Univision Communications Inc 9.375% 8/1/2032 (k)	105,000	110,575
		4,028,622
TOTAL COMMUNICATION SERVICES		5,039,500

Consumer Discretionary - 11.1%
Automobile Components - 0.3%
Adient Global Holdings Ltd 7.5% 2/15/2033 (k)	154,000	160,383
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (k)	45,000	42,520
Broadline Retail - 1.7%
GrubHub Holdings Inc 5.5% 7/1/2027 (k)	105,000	104,639
Nordstrom Inc 4.375% 4/1/2030	76,000	69,991
Saks Global Enterprises LLC 11% 12/15/2029 (k)	75,096	29,655
Wayfair LLC 7.25% 10/31/2029 (k)	537,000	547,541
Wayfair LLC 7.75% 9/15/2030 (k)	198,000	204,564
		956,390
Diversified Consumer Services - 0.4%
Sotheby's 7.375% 10/15/2027 (k)	81,000	80,108
StoneMor Inc 8.5% 5/15/2029 (k)	176,000	169,793
		249,901
Hotels, Restaurants & Leisure - 4.4%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (k)	65,000	67,410
Carnival Corp 5.75% 3/15/2030 (k)	120,000	123,018
Carnival Corp 5.75% 8/1/2032 (k)	100,000	101,750
Carnival Corp 5.875% 6/15/2031 (k)	100,000	102,515
Carnival Corp 6.125% 2/15/2033 (k)	163,000	167,383
CEC Entertainment LLC 6.75% 5/1/2026 (k)	90,000	89,633
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (k)	777,000	709,221
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (k)	116,000	118,382
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (k)	66,000	67,208
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (k)	60,000	61,623
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (k)	65,000	52,273
Yum! Brands Inc 4.625% 1/31/2032	852,000	823,566
		2,483,982
Household Durables - 2.2%
Beazer Homes USA Inc 7.5% 3/15/2031 (k)	167,000	169,731
LGI Homes Inc 7% 11/15/2032 (k)	175,000	170,670
Newell Brands Inc 6.625% 5/15/2032	76,000	74,230
Newell Brands Inc 6.875% 4/1/2036 (m)	30,000	29,315
Newell Brands Inc 7% 4/1/2046 (m)	177,000	153,810
Newell Brands Inc 8.5% 6/1/2028 (k)	70,000	73,901
Tri Pointe Homes Inc 5.25% 6/1/2027	68,000	67,968
Whirlpool Corp 5.75% 3/1/2034	75,000	72,739
Whirlpool Corp 6.125% 6/15/2030	95,000	96,056
Whirlpool Corp 6.5% 6/15/2033	349,000	351,439
		1,259,859
Specialty Retail - 1.9%
At Home Group Inc 4.875% (h)(k)	11,626	28
Carvana Co 4.875% 9/1/2029 (k)	25,000	22,753
Carvana Co 5.625% 10/1/2025 (k)	110,000	109,725
Carvana Co 9% 12/1/2028 pay-in-kind (d)(k)	61,410	62,808
Carvana Co 9% 6/1/2030 pay-in-kind (d)(k)	195,847	204,865
Carvana Co 9% 6/1/2031 pay-in-kind (d)(k)	203,105	230,441
LBM Acquisition LLC 6.25% 1/15/2029 (k)	50,000	45,869
LBM Acquisition LLC 9.5% 6/15/2031 (k)	95,000	99,562
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032	38,000	39,425
SGUS LLC 11% 12/15/2029 (k)	31,813	27,963
Staples Inc 10.75% 9/1/2029 (k)	88,000	84,260
Staples Inc 12.75% 1/15/2030 (k)	195,538	139,185
		1,066,884
Textiles, Apparel & Luxury Goods - 0.1%
William Carter Co/The 5.625% 3/15/2027 (k)	37,000	36,925
TOTAL CONSUMER DISCRETIONARY		6,256,844

Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (k)	186,000	183,181
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (k)	59,000	60,350
C&S Group Enterprises LLC 5% 12/15/2028 (k)	91,000	82,742
Performance Food Group Inc 4.25% 8/1/2029 (k)	38,000	36,798
Performance Food Group Inc 6.125% 9/15/2032 (k)	65,000	66,529
US Foods Inc 5.75% 4/15/2033 (k)	30,000	30,097
		459,697
Food Products - 1.2%
Post Holdings Inc 4.5% 9/15/2031 (k)	292,000	272,387
Post Holdings Inc 4.625% 4/15/2030 (k)	151,000	145,622
Post Holdings Inc 6.25% 10/15/2034 (k)	65,000	65,385
Post Holdings Inc 6.25% 2/15/2032 (k)	62,000	63,690
Post Holdings Inc 6.375% 3/1/2033 (k)	125,000	126,269
		673,353
Household Products - 0.3%
Resideo Funding Inc 6.5% 7/15/2032 (k)	161,000	164,394
TOTAL CONSUMER STAPLES		1,297,444

Energy - 7.6%
Energy Equipment & Services - 0.8%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (k)	206,000	206,690
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (k)	88,000	90,208
Nabors Industries Ltd 7.5% 1/15/2028 (k)	69,000	69,260
Oceaneering International Inc 6% 2/1/2028	103,000	104,067
		470,225
Oil, Gas & Consumable Fuels - 6.8%
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (k)	36,000	35,907
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (k)	192,000	188,446
CNX Midstream Partners LP 4.75% 4/15/2030 (k)	447,000	424,016
CNX Resources Corp 6% 1/15/2029 (k)	133,000	133,287
CNX Resources Corp 7.25% 3/1/2032 (k)	127,000	131,781
CNX Resources Corp 7.375% 1/15/2031 (k)	71,000	73,635
CVR Energy Inc 8.5% 1/15/2029 (k)	198,000	200,133
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	453,000	459,073
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (k)	81,000	82,903
New Fortress Energy Inc 6.5% 9/30/2026 (k)	25,000	8,750
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	580,000	565,351
Sunoco LP 6.25% 7/1/2033 (k)	229,000	234,044
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (k)	723,000	712,298
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (k)	572,000	561,971
		3,811,595
TOTAL ENERGY		4,281,820

Financials - 6.4%
Capital Markets - 0.1%
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (k)	133,000	133,367
Consumer Finance - 2.3%
Ally Financial Inc 6.646% 1/17/2040 (d)	340,000	337,416
LFS Topco LLC 8.75% 7/15/2030 (k)	65,000	63,585
Navient Corp 7.875% 6/15/2032	61,000	64,364
OneMain Finance Corp 3.5% 1/15/2027	65,000	63,612
OneMain Finance Corp 3.875% 9/15/2028	450,000	431,370
OneMain Finance Corp 6.125% 5/15/2030	80,000	81,143
OneMain Finance Corp 6.625% 5/15/2029	88,000	90,489
OneMain Finance Corp 7.125% 11/15/2031	52,000	54,026
OneMain Finance Corp 7.125% 9/15/2032	45,000	46,857
SLM Corp 6.5% 1/31/2030	48,000	50,232
		1,283,094
Financial Services - 2.8%
Block Inc 3.5% 6/1/2031	531,000	490,541
Block Inc 5.625% 8/15/2030 (k)	25,000	25,555
Block Inc 6% 8/15/2033 (k)	25,000	25,666
Block Inc 6.5% 5/15/2032	388,000	402,019
Burford Capital Global Finance LLC 7.5% 7/15/2033 (k)	209,000	213,599
Clue Opco LLC 9.5% 10/15/2031 (k)	27,000	28,744
NFE Financing LLC 12% 11/15/2029 (k)	136,216	50,059
PennyMac Financial Services Inc 6.75% 2/15/2034 (k)	105,000	105,716
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (k)	133,000	127,641
Walker & Dunlop Inc 6.625% 4/1/2033 (k)	35,000	36,414
WEX Inc 6.5% 3/15/2033 (k)	55,000	56,274
		1,562,228
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
Starwood Property Trust Inc 3.625% 7/15/2026 (k)	144,000	141,797
Starwood Property Trust Inc 6% 4/15/2030 (k)	79,000	80,268
Starwood Property Trust Inc 6.5% 10/15/2030 (k)	235,000	242,588
Starwood Property Trust Inc 6.5% 7/1/2030 (k)	117,000	121,432
Starwood Property Trust Inc 7.25% 4/1/2029 (k)	63,000	66,021
		652,106
TOTAL FINANCIALS		3,630,795

Health Care - 12.0%
Biotechnology - 0.1%
Emergent BioSolutions Inc 3.875% 8/15/2028 (k)	81,000	67,817
Health Care Equipment & Supplies - 0.0%
Insulet Corp 6.5% 4/1/2033 (k)	22,000	22,808
Health Care Providers & Services - 9.3%
AMN Healthcare Inc 4% 4/15/2029 (k)	195,000	181,871
CHS/Community Health Systems Inc 4.75% 2/15/2031 (k)	745,000	635,034
CHS/Community Health Systems Inc 5.25% 5/15/2030 (k)	242,000	216,911
CHS/Community Health Systems Inc 6.125% 4/1/2030 (k)	63,000	45,273
CHS/Community Health Systems Inc 6.875% 4/15/2029 (k)	135,000	107,325
CHS/Community Health Systems Inc 9.75% 1/15/2034 (k)	55,000	55,703
CVS Health Corp 6.75% 12/10/2054 (d)	759,000	769,404
CVS Health Corp 7% 3/10/2055 (d)	301,000	313,374
DaVita Inc 3.75% 2/15/2031 (k)	184,000	167,901
DaVita Inc 6.75% 7/15/2033 (k)	70,000	72,549
DaVita Inc 6.875% 9/1/2032 (k)	206,000	213,114
Encompass Health Corp 4.625% 4/1/2031	225,000	218,147
HAH Group Holding Co LLC 9.75% 10/1/2031 (k)	83,000	76,741
ModivCare Inc 5% 10/1/2029 (k)	26,000	56
Molina Healthcare Inc 3.875% 11/15/2030 (k)	206,000	189,223
Molina Healthcare Inc 6.25% 1/15/2033 (k)	155,000	156,102
Owens & Minor Inc 4.5% 3/31/2029 (k)	64,000	54,357
Owens & Minor Inc 6.625% 4/1/2030 (k)	259,000	224,665
Pediatrix Medical Group Inc 5.375% 2/15/2030 (k)	295,000	291,821
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (d)(k)	5,500	5,363
Team Health Holdings Inc 8.375% 6/30/2028 (k)	45,000	45,552
Tenet Healthcare Corp 6.125% 10/1/2028	947,000	947,684
Tenet Healthcare Corp 6.125% 6/15/2030	80,000	81,222
US Acute Care Solutions LLC 9.75% 5/15/2029 (k)	120,000	123,147
		5,192,539
Health Care Technology - 0.6%
IQVIA Inc 5% 10/15/2026 (k)	29,000	28,973
IQVIA Inc 5% 5/15/2027 (k)	88,000	87,645
IQVIA Inc 6.25% 6/1/2032 (k)	240,000	247,396
		364,014
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International Inc 4.25% 5/1/2028 (k)	640,000	625,013
Fortrea Holdings Inc 7.5% 7/1/2030 (k)	40,000	38,109
		663,122
Pharmaceuticals - 0.8%
Bausch Health Americas Inc 8.5% 1/31/2027 (k)	55,000	54,862
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (k)	371,000	317,904
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (k)	72,000	68,164
		440,930
TOTAL HEALTH CARE		6,751,230

Industrials - 9.0%
Aerospace & Defense - 1.3%
ATI Inc 4.875% 10/1/2029	262,000	256,668
ATI Inc 7.25% 8/15/2030	83,000	87,432
TransDigm Inc 4.875% 5/1/2029	97,000	95,233
TransDigm Inc 6% 1/15/2033 (k)	78,000	78,876
TransDigm Inc 6.25% 1/31/2034 (k)	20,000	20,521
TransDigm Inc 6.375% 3/1/2029 (k)	28,000	28,667
TransDigm Inc 6.375% 5/31/2033 (k)	45,000	45,598
TransDigm Inc 6.625% 3/1/2032 (k)	32,000	32,950
TransDigm Inc 6.75% 1/31/2034 (k)	90,000	92,904
		738,849
Air Freight & Logistics - 0.4%
Rand Parent LLC 8.5% 2/15/2030 (k)	212,000	219,706
Building Products - 1.2%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (k)	85,000	86,692
Builders FirstSource Inc 6.375% 3/1/2034 (k)	26,000	26,778
Builders FirstSource Inc 6.75% 5/15/2035 (k)	124,000	129,314
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (k)	63,000	60,620
Cornerstone Building Brands Inc 6.125% 1/15/2029 (k)	337,000	259,490
JELD-WEN Inc 4.875% 12/15/2027 (k)	110,000	108,224
		671,118
Commercial Services & Supplies - 3.9%
Artera Services LLC 8.5% 2/15/2031 (k)	524,000	457,889
Brand Industrial Services Inc 10.375% 8/1/2030 (k)	820,000	805,064
Neptune Bidco US Inc 9.29% 4/15/2029 (k)	241,000	239,193
OT Midco Inc 10% 2/15/2030 (k)	80,000	54,658
Reworld Holding Corp 4.875% 12/1/2029 (k)	625,000	604,332
		2,161,136
Construction & Engineering - 0.2%
AECOM 6% 8/1/2033 (k)	100,000	102,066
Electrical Equipment - 0.4%
Atkore Inc 4.25% 6/1/2031 (k)	114,000	105,875
Sensata Technologies BV 4% 4/15/2029 (k)	59,000	56,512
WESCO Distribution Inc 6.375% 3/15/2033 (k)	74,000	76,754
		239,141
Machinery - 1.1%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(k)	170,000	180,447
Enpro Inc 6.125% 6/1/2033 (k)	55,000	56,123
Terex Corp 6.25% 10/15/2032 (k)	383,000	387,708
		624,278
Passenger Airlines - 0.1%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (k)	80,000	79,495
Trading Companies & Distributors - 0.4%
Herc Holdings Inc 7% 6/15/2030 (k)	94,000	97,831
Herc Holdings Inc 7.25% 6/15/2033 (k)	79,000	82,870
United Rentals North America Inc 6.125% 3/15/2034 (k)	67,000	69,397
		250,098
TOTAL INDUSTRIALS		5,085,887

Information Technology - 5.4%
Communications Equipment - 0.0%
Viasat Inc 7.5% 5/30/2031 (k)	30,000	28,162
Electronic Equipment, Instruments & Components - 0.1%
Insight Enterprises Inc 6.625% 5/15/2032 (k)	38,000	39,123
TTM Technologies Inc 4% 3/1/2029 (k)	55,000	52,616
		91,739
IT Services - 1.7%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)	135,000	134,393
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)	35,000	34,871
CoreWeave Inc 9% 2/1/2031 (k)	120,000	118,800
CoreWeave Inc 9.25% 6/1/2030 (k)	76,000	76,272
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (k)	616,000	583,596
		947,932
Semiconductors & Semiconductor Equipment - 1.8%
Entegris Inc 3.625% 5/1/2029 (k)	176,000	165,894
Entegris Inc 5.95% 6/15/2030 (k)	564,000	571,249
ON Semiconductor Corp 3.875% 9/1/2028 (k)	259,000	251,675
Wolfspeed Inc 7.9583% 6/23/2030 (g)(h)(k)(m)	18,581	18,535
		1,007,353
Software - 1.3%
Elastic NV 4.125% 7/15/2029 (k)	112,000	107,628
Fair Isaac Corp 6% 5/15/2033 (k)	115,000	116,543
Gen Digital Inc 6.25% 4/1/2033 (k)	65,000	66,840
Gen Digital Inc 7.125% 9/30/2030 (k)	384,000	397,249
Rackspace Finance LLC 3.5% 5/15/2028 (k)	12,525	5,936
UKG Inc 6.875% 2/1/2031 (k)	32,000	33,090
		727,286
Technology Hardware, Storage & Peripherals - 0.5%
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (k)	40,000	36,460
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (k)	96,000	93,241
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (k)	64,000	64,763
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (k)	73,000	77,540
		272,004
TOTAL INFORMATION TECHNOLOGY		3,074,476

Materials - 5.6%
Chemicals - 4.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(k)	116,183	103,112
Celanese US Holdings LLC 6.5% 4/15/2030	60,000	60,547
Celanese US Holdings LLC 6.75% 4/15/2033	105,000	105,757
Chemours Co/The 4.625% 11/15/2029 (k)	854,000	762,576
Chemours Co/The 5.75% 11/15/2028 (k)	177,000	170,435
GPD Cos Inc 12.5% 12/31/2029 (k)	33,468	28,021
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (k)	260,000	257,461
Mativ Holdings Inc 8% 10/1/2029 (k)	55,000	54,438
Olin Corp 5% 2/1/2030	336,000	326,134
Olin Corp 6.625% 4/1/2033 (k)	210,000	209,728
Olympus Water US Holding Corp 6.25% 10/1/2029 (k)	247,000	240,903
		2,319,112
Construction Materials - 0.6%
Quikrete Holdings Inc 6.375% 3/1/2032 (k)	227,000	234,117
Quikrete Holdings Inc 6.75% 3/1/2033 (k)	107,000	110,909
		345,026
Containers & Packaging - 0.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (k)	245,000	224,820
Ball Corp 5.5% 9/15/2033	25,000	25,302
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (k)	155,000	156,783
Graphic Packaging International LLC 4.75% 7/15/2027 (k)	80,000	79,060
Graphic Packaging International LLC 6.375% 7/15/2032 (k)	40,000	40,642
		526,607
TOTAL MATERIALS		3,190,745

Real Estate - 3.5%
Diversified REITs - 0.4%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (k)	220,000	216,328
Health Care REITs - 1.1%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	168,000	132,428
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	422,000	400,009
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (k)	63,000	66,050
		598,487
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (k)	57,000	58,873
Real Estate Management & Development - 1.5%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (k)	97,000	95,494
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (k)	120,000	111,183
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (k)	73,000	77,545
Taylor Morrison Communities Inc 5.125% 8/1/2030 (k)	579,000	577,320
		861,542
Specialized REITs - 0.5%
Iron Mountain Inc 4.875% 9/15/2027 (k)	258,000	256,352
TOTAL REAL ESTATE		1,991,582

Utilities - 6.0%
Electric Utilities - 4.8%
DPL Inc 4.35% 4/15/2029	636,000	629,468
Edison International 7.875% 6/15/2054 (d)	216,000	213,530
Edison International 8.125% 6/15/2053 (d)	129,000	129,046
NRG Energy Inc 5.75% 7/15/2029 (k)	51,000	50,980
NRG Energy Inc 6% 2/1/2033 (k)	116,000	117,562
NRG Energy Inc 6.25% 11/1/2034 (k)	107,000	109,701
PG&E Corp 5.25% 7/1/2030	820,000	799,147
PG&E Corp 7.375% 3/15/2055 (d)	135,000	133,972
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (k)	294,000	288,352
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (k)	62,000	63,323
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (k)	130,000	135,945
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (k)	55,000	58,005
		2,729,031
Independent Power and Renewable Electricity Producers - 1.2%
AES Corp/The 6.95% 7/15/2055 (d)	56,000	54,179
Sunnova Energy Corp 5.875% (h)(k)	179,000	537
TerraForm Power Operating LLC 4.75% 1/15/2030 (k)	618,000	596,326
		651,042
TOTAL UTILITIES		3,380,073

TOTAL UNITED STATES		43,980,396
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd 7.25% 2/15/2034 (k)	200,000	201,930
First Quantum Minerals Ltd 8% 3/1/2033 (k)	175,000	181,743
First Quantum Minerals Ltd 9.375% 3/1/2029 (k)	82,000	86,912

TOTAL ZAMBIA		470,585
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $49,854,897)		50,432,455

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 10%	1,400	110,950
Strategy Inc 9%	325	31,769

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $148,730)		142,719

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Financials - 0.3%
Banks - 0.2%
BW Real Estate Inc 9.5% (d)(k)(n)	100,000	103,031
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (d)(n)	55,000	53,638
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(g)(n)	16,452	16,947
TOTAL FINANCIALS		173,616

Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Air Lease Corp 4.125% (d)(n)	135,000	133,142
Aircastle Ltd 5.25% (d)(k)(n)	10,000	10,176
		143,318
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(n)	15,000	13,753
TOTAL UNITED STATES		330,687
TOTAL PREFERRED SECURITIES (Cost $325,176)		330,687

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $338,417)	4.36	338,350	338,417

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $55,435,534)	56,072,214
NET OTHER ASSETS (LIABILITIES) - 0.9%	488,972
NET ASSETS - 100.0%	56,561,186

Currency Abbreviations
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $19,563 and $18,469, respectively.

(g)	Level 3 security
(h)	Non-income producing - Security is in default.
(i)	Non-income producing.
(j)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(k)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,101,513 or 69.1% of net assets.

(l)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $122,346 or 0.2% of net assets.

(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	65,848	16,302,812	16,030,243	25,104	-	-	338,417	338,350	0.0%
Total	65,848	16,302,812	16,030,243	25,104	-	-	338,417

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bank Loan Obligations
Communication Services	322,563	-	322,563	-
Consumer Discretionary	912,963	-	909,613	3,350
Consumer Staples	61,658	-	61,658	-
Energy	161,526	-	161,526	-
Financials	77,725	-	77,725	-
Health Care	661,592	-	661,592	-
Industrials	214,107	-	214,107	-
Information Technology	189,921	-	189,921	-
Materials	582,511	-	582,511	-
Utilities	210,164	-	210,164	-

Common Stocks
Communication Services	132,767	132,767	-	-
Energy	12,908	12,908	-	-
Health Care	66,693	54,456	-	12,237
Information Technology	112,284	112,284	-	-

Convertible Corporate Bonds
Communication Services	400,607	-	400,607	-
Financials	138,917	-	138,917	-
Information Technology	379,272	-	379,272	-
Utilities	53,834	-	53,834	-

Convertible Preferred Stocks
Financials	107,035	-	28,707	78,328
Materials	28,889	-	28,889	-

Non-Convertible Corporate Bonds
Communication Services	6,490,486	-	6,490,486	-
Consumer Discretionary	6,842,923	-	6,842,923	-
Consumer Staples	1,297,444	-	1,297,444	-
Energy	5,499,985	-	5,499,985	-
Financials	3,785,129	-	3,785,129	-
Health Care	6,792,115	-	6,792,115	-
Industrials	5,257,193	-	5,257,193	-
Information Technology	3,506,539	-	3,488,004	18,535
Materials	4,493,392	-	4,493,392	-
Real Estate	1,991,582	-	1,991,582	-
Utilities	4,475,667	-	4,475,667	-

Non-Convertible Preferred Stocks
Information Technology	142,719	142,719	-	-

Preferred Securities
Financials	173,616	-	156,669	16,947
Industrials	143,318	-	143,318	-
Utilities	13,753	-	13,753	-

Money Market Funds	338,417	338,417	-	-
Total Investments in Securities:	56,072,214	793,551	55,149,266	129,397
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $55,097,117)	$55,733,797
Fidelity Central Funds (cost $338,417)	338,417

Total Investment in Securities (cost $55,435,534)		$56,072,214
Cash		10,419
Receivable for investments sold		177,139
Receivable for fund shares sold		1,204,311
Dividends receivable		1,143
Interest receivable		863,806
Distributions receivable from Fidelity Central Funds		1,800
Other receivables		16
Total assets		58,330,848
Liabilities
Payable for investments purchased	$1,420,518
Distributions payable	324,300
Accrued management fee	24,781
Other payables and accrued expenses	63
Total liabilities		1,769,662
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$56,561,186
Net Assets consist of:
Paid in capital		$56,185,289
Total accumulated earnings (loss)		375,897
Net Assets		$56,561,186
Net Asset Value, offering price and redemption price per share ($56,561,186 ÷ 1,175,000 shares)		$48.14
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$11,223
Interest		3,127,724
Income from Fidelity Central Funds		25,104
Total income		3,164,051
Expenses
Management fee	$232,066
Independent trustees' fees and expenses	144
Miscellaneous	20
Total expenses before reductions	232,230
Expense reductions	(1,111)
Total expenses after reductions		231,119
Net Investment income (loss)		2,932,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	326,090
Redemptions in-kind	(9,080)
Foreign currency transactions	48
Total net realized gain (loss)		317,058
Change in net unrealized appreciation (depreciation) on investment securities		209,383
Net gain (loss)		526,441
Net increase (decrease) in net assets resulting from operations		$3,459,373
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,932,932	$1,107,299
Net realized gain (loss)	317,058	(80,710)
Change in net unrealized appreciation (depreciation)	209,383	897,906
Net increase (decrease) in net assets resulting from operations	3,459,373	1,924,495
Distributions to shareholders	(2,926,125)	(1,107,175)

Share transactions
Proceeds from sales of shares	30,994,139	17,440,514
Cost of shares redeemed	(2,270,268)	-

Net increase (decrease) in net assets resulting from share transactions	28,723,871	17,440,514
Total increase (decrease) in net assets	29,257,119	18,257,834

Net Assets
Beginning of period	27,304,067	9,046,233
End of period	$56,561,186	$27,304,067

Other Information
Shares
Sold	650,000	375,000
Redeemed	(50,000)	-
Net increase (decrease)	600,000	375,000

Financial Highlights
Fidelity® Sustainable High Yield ETF

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$47.49	$45.23	$45.26	$50.00
Income from Investment Operations
Net investment income (loss) B,C	3.290	3.195	3.045	1.404
Net realized and unrealized gain (loss)	.549	2.168	(.092)	(4.758)
Total from investment operations	3.839	5.363	2.953	(3.354)
Distributions from net investment income	(3.189)	(3.103)	(2.983)	(1.386)
Total distributions	(3.189)	(3.103)	(2.983)	(1.386)
Net asset value, end of period	$48.14	$47.49	$45.23	$45.26
Total Return D,E,F	8.40%	12.33%	6.83%	(6.78)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.55%	.56%	.55%	.55% I
Expenses net of fee waivers, if any	.55%	.56%	.55%	.55% I
Expenses net of all reductions, if any	.55%	.56%	.55%	.55% I
Net investment income (loss)	6.95%	6.95%	6.78%	5.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$56,561	$27,304	$9,046	$9,052
Portfolio turnover rate J	104 % K	71% K	48%	24% L

AFor the period February 15, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Sustainable High Yield ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, prior period premium and discount on debt securities, certain conversion ratio adjustments, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,545,391
Gross unrealized depreciation	(922,900)
Net unrealized appreciation (depreciation)	$622,491
Tax Cost	$55,449,723

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$26,310
Capital loss carryforward	$(272,906)
Net unrealized appreciation (depreciation) on securities and other investments	$622,491

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(60,087)
Long-term	(212,819)
Total capital loss carryforward	$(272,906)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$2,926,125	$1,107,175

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment. The commitment amount represents the maximum amount of the commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Sustainable High Yield ETF	Wolfspeed New 2L Convertible Notes	34,991	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable High Yield ETF	39,868,769	39,664,408

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Sustainable High Yield ETF	29,875,704	2,187,623

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .55% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable High Yield ETF	15

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable High Yield ETF	35,116	47,580	19,672
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,111.
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Sustainable High Yield ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Sustainable High Yield ETF (one of the funds constituting Fidelity Covington Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended August 31, 2025 and for the period February 15, 2022 (commencement of operations) through August 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the three years in the period ended August 31, 2025 and for the period February 15, 2022 (commencement of operations) through August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,287,332 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $2,926,125 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable High Yield ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under a separate agreement covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, the fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by the investment adviser under the all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group). The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board considered that the fund has an all-inclusive management fee structure, which covers expenses for services beyond portfolio management, and that Fidelity believes that management fee comparisons are particularly unhelpful in the context of this fund and that total expense comparisons are more useful. The Board noted that, although total expenses ranked above median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9904449.103
SHY-ANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025